FIDELITY


(registered trademark)
MUNICIPAL MONEY MARKET
FUND

SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     8     A summary of major shifts in the
                             fund's investments over the past six
                             months
                             and one year.

INVESTMENTS            9     A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   44    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  48    Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997              PAST 6   PAST 1   PAST 5   PAST 10
                                          MONTHS   YEAR     YEARS    YEARS

Fidelity Municipal Money Market Fund      1.55%    3.14%    14.96%   46.65%

All Tax-Free Money Market Funds Average   1.48%    2.99%    14.01%   44.30%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case six months, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average which reflects the performance of 424 tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. (IBC) over the past six months. (The periods covered by IBC numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997              PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Fidelity Municipal Money Market Fund      3.14%    2.83%    3.90%

All Tax-Free Money Market Funds Average   2.99%    2.66%    3.73%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS
      4/28/97   2/3/97   10/28/96   7/29/96   4/29/96



Fidelity Municipal           3.76%   3.13%   3.19%   3.17%   3.25%
Money Market Fund



All Tax-Free Money Market    3.57%   2.99%   3.02%   2.98%   3.23%
Funds Average



Fidelity Municipal           5.88%   4.89%   4.98%   4.95%   5.08%
Money Market Fund
Tax-equivalent


Row: 1, Col: 1, Value: 3.76
Row: 1, Col: 2, Value: 3.57
Row: 1, Col: 3, Value: 5.88
Row: 2, Col: 1, Value: 3.13
Row: 2, Col: 2, Value: 2.99
Row: 2, Col: 3, Value: 4.89
Row: 3, Col: 1, Value: 3.19
Row: 3, Col: 2, Value: 3.02
Row: 3, Col: 3, Value: 4.98
Row: 4, Col: 1, Value: 3.17
Row: 4, Col: 2, Value: 2.98
Row: 4, Col: 3, Value: 4.95
Row: 5, Col: 1, Value: 3.25
Row: 5, Col: 2, Value: 3.23
Row: 5, Col: 3, Value: 5.08
Fidelity Municipal
Money Market Fund
All Tax-Free
Money Market
Funds Average
Fidelity Municipal
Money Market Fund
Tax-equivalent
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% tax bracket. Figures for the all tax-free money market funds average are from IBC.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the
two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match
the tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
Government neither insures nor
guarantees a money market
fund. And there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Fidelity Municipal Money Market Fund
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE, DIANE?
A. In July 1996, the Federal Reserve Board indicated a bias toward raising short-term interest rates in order to dampen economic growth and head off potential inflation. The economy ended 1996 on a healthy note, with the gross domestic product (GDP) growing at a 3.8% annual rate in the fourth quarter. However, by January 1997, the Fed had not acted and the market grew complacent. That market sentiment changed in late February after Fed Chairman Alan Greenspan's testimony before Congress. Greenspan outlined his concerns that low unemployment might exert upward pressure on the economy's core inflation. More importantly, he mentioned the possibility that the Fed might raise the rate banks charge each other for overnight loans - known as the fed funds target rate - from the 5.25% level it had maintained since January 1996. The rationale behind such a move would be to raise rates to curb inflation before it passed through to the consumer. Shortly after Greenspan's remarks, data for February were released showing that an additional 293,000 non-farm jobs were added to the economy, lowering the unemployment rate to 5.3%. Interest rates rose and continued to do so in the short-term market, as the Fed's March 25 Open Market Committee meeting approached and fears heightened that there would be a shift in Fed policy. At that meeting, the Fed raised the fed funds target rate by 0.25% to 5.50% as expected. Data from the first quarter of 1997 pointed toward the economy's continued strength, with preliminary figures showing GDP growing at a stronger-than-expected annual rate of 5.6%. In addition, in April the unemployment rate fell to 4.9%, the lowest level since 1973.
Q. WHAT WAS YOUR STRATEGY OVER THE SIX-MONTH PERIOD?
A. I've let the fund's average maturity roll down significantly, from 69 days on October 31, 1996, to 28 days as of April 30, 1997. The yearly cycle of municipal issuance plays a big part in this strategy. Most short-term, fixed-rate issues come to market in June. The increased supply typically causes fixed rates to rise. Furthermore, as this note season approaches, I may have a better handle on the Fed's outlook following its May 20 Open Market Committee meeting.
Q. HOW HAS THE FUND PERFORMED?
A. Fidelity Municipal Money Market Fund's seven-day yield on April 30, 1997, was 3.85%, compared to 3.19% six months ago. The latest yield was the equivalent of a 6.02% taxable yield for investors in the 36% federal tax bracket. Through April 30, 1997, the fund's six-month total return was 1.55%, compared to 1.48% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Although signs of inflation have yet to surface, the Fed has acted pre-emptively to keep price increases at bay. Unless the economy shows signs of slowing, I believe it is likely that the Fed will continue on its path of raising rates. In addition, increased supply in June historically makes rates in the municipal market more attractive. The combination of these two factors should provide buying opportunities in lengthening the fund's average maturity.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
while maintaining a stable $1
share price by investing in
high-quality short-term
municipal money market
securities
FUND NUMBER: 010
TRADING SYMBOL: FTEXX
START DATE: January 2, 1980
SIZE: as of April 30, 1997,
more than $3.9 billion
MANAGER: Diane
McLaughlin, since 1996;
manager, several Fidelity
and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND    % OF FUND    % OF FUND
            ASSETS       ASSETS       ASSETS
            4/30/97      10/31/96     4/30/96

  0 - 30    75           62           65

 31 - 90    18           9            21

 91 - 180   4            10           9

181 - 397   3            19           5

WEIGHTED AVERAGE MATURITY
                             4/30/97   10/31/96   4/30/96

Fidelity Municipal           28 days   69 Days    41 days
 Money Market Fund

All Tax-Free Money Market    40 days   53 days    43 days
 Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997  AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 12.0
Row: 1, Col: 5, Value: 68.0
Row: 1, Col: 1, Value: 1.0
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 20.0
Row: 1, Col: 5, Value: 56.0
Variable rate
demand notes
(VRDNs) 68%
Commercial paper
(including
commercial
paper mode) 12%
Tender bonds 4%
Municipal
notes 12%
Other 4%
Variable rate
demand notes
(VRDNs) 56%
Commercial paper
(including
commercial
paper mode) 20%
Tender bonds 2%
Municipal
notes 21%
Other 1%
* SOURCE: IBC'S MONEY FUND SOURCE(registered trademark)
INVESTMENTS APRIL 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100.0%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 1.3%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Gazebo
East Proj.) Series 1991 B, 5.05%, LOC AmSouth
Bank of Alabama, VRDN $ 3,510 $ 3,510
Alabama Ind. Dev. Auth. Rev. (Southern Ionics Proj.)
4.75%, LOC Southtrust Bank, VRDN (b)  4,500  4,500
Chatham Ind. Dev. Board Poll. Cont. Rev. Bonds (Alabama Electric
Coop., Inc.) Series 1993, 3.70% 7/14/97, CP mode  2,900  2,900
Columbia Ind. Dev. Board Rev. Participating VRDN, Series 9 I,
4.65%, LOC Caisse Des Depots et Consignments (c)  4,000  4,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
Series 1996, 4.70%, VRDN (b)  1,900  1,900
Decatur Ind. Dev. Board Solid Waste Rev. (Trico Steel Co. Proj.)
Series 1997, 4.60%, LOC Chase Manhattan Bank,
VRDN (b)  3,500  3,500
Decatur Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.)
Series 1992, 4.55%, VRDN  2,600  2,600
Demopolis Ind. Dev. Board Ind. Dev. Rev., VRDN:
 (McClain of Alabama Proj.) 4.65%, LOC Lasalle
 Nat'l. Bank, Inc. (b)  2,325  2,325
 (Systech Environmental Corp.) Series 1990, 4.85%, LOC
 NBD Bank, NA (b)  1,800  1,800
Jackson Ind. Dev. Auth. (Specialty Minerals, Inc.) 4.65%,
LOC Wachovia Bank of Georgia, NA, VRDN  5,000  5,000
Mobile Ind. Dev. Board Rev. (Newark Group Proj.) 4.70%,
LOC First Union Nat'l. Bank, VRDN (b)  4,675  4,675
Montgomery Ind. Dev. Board Rev. (Feldmeier/Alabama
Equip.) Series 1996, 4.75%, LOC Southtrust Bank
of Alabama, VRDN (b)  1,000  1,000
Phenix City Ind. Dev. Board Envir. Impt. Bonds
(Mead Coated Board Proj.) Series 1988, 3.50%
5/29/97, LOC ABN-AMRO Bank NV, CP mode  10,800  10,800
Tuscaloosa County Ind. Dev. Auth. (Hanna Steel Co.)
4.90%, LOC NationsBank, NA, VRDN  1,000  1,000
Wetumpka Ind. Dev. Board Ind. Dev. Rev. (US Fabtec LLC)
4.85%, LOC Bank of Tokyo-Mitsubishi Ltd., VRDN  1,860  1,860
  51,370
ALASKA - 1.1%
Alaska Ind. Dev. & Export Auth. (Healy Clean Coal Proj.)
LOC Bank of America, VRDN:
  Series 1996 A 4.55%  24,800  24,800
  Series 1996 B 4.60% (b)  11,500  11,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALASKA - CONTINUED
Alaska Hsg. Fin. Auth. Corp. Participating VRDN,
Series 1997 A, 4.69%, (Liquidity Facility Bank of
America Nat'l.) (c) $ 2,685 $ 2,685
Valdez Marine Terminal Rev. Rfdg. (Atlantic Richfield Co.
Proj.) Series 1994 B, 4.60%, VRDN  5,000  5,000
  43,985
ARIZONA - 1.8%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co.
Proj.) Series 1981 B, 4.65%, LOC Bank of Tokyo -
Mitsubishi Ltd., VRDN  3,300  3,300
Cochise County Poll. Cont. Rev. Bonds (Arizona Elec.
Pwr. Coop.) 3.50%, tender 9/2/97 (CFC Guaranteed-
Nat'l. Rural Util. Coop) (b)  3,700  3,700
Flagstaff Ind. Dev. Auth. Municipal Money Markets
(Citizens Utilities Co.) 3.75% 7/18/97, CP mode (b)  2,100  2,100
Maricopa County Ind. Dev. Auth. Multi-Family Hsg.
Auth. Rev. (Privado Park Apt. Proj.) Series 1994 A,
4.70%, VRDN (FNMA Guaranteed) (b)  1,000  1,000
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B, 4.65%
(Liquidity Facility Caisse des Depots et Consignations) (c) 5,000 5,000 Mesa Municipal Dev. Corp. Bonds:
 Series 1985, 3.70% 7/18/97, LOC Westdeutsche
 Landesbank Girozentrale, CP mode  4,800  4,800
 Series 1996 A-B, 3.95% 10/8/97, LOC Westdeutsche
 Landesbank Girozentrale, CP mode  3,100  3,100
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utilities Co.):
  Series 1993 E, 3.70% 7/9/97, CP mode (b)  900  900
  Series 1993 E, 3.70% 7/16/97, CP mode (b)  2,500  2,500
  Series 1993 E, 3.75% 7/25/97, CP mode (b)  1,360  1,360
Phoenix Arpt. Rev. Rfdg. Bonds Series A, 5.05%, 7/1/97
(MBIA Insured)  1,710  1,714
Phoenix Civic Impt. Corp. Arpt. Impt. Series 1995, 4.55%,
LOC Landesbank Hessen-Thuringen, VRDN (b)  18,000  18,000
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev. (Bell Square
Apt. Proj.) Series 1995, 4.75%, LOC General Electric
Capital Corp., VRDN  6,000  6,000
Phoenix Ind. Dev. Auth. Ind. Dev. Rev. (Plastican Proj.)
Series 1997, 4.75%, LOC Fleet Nat'l. Bank, VRDN (b)  2,700  2,700
Pima County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1990 A, 4.60%, LOC Bankers Trust Co., VRDN (b) 2,000 2,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - CONTINUED
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev. (Lincoln
Garden Proj.) 4.70%, LOC Sumitomo Bank Ltd., VRDN $ 5,625 $ 5,625
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utilities Co.) Series 1993:
  3.70% 7/16/97, CP mode (b)  2,000  2,000
  3.75% 7/24/97, CP mode (b)  4,600  4,600
  70,399
ARKANSAS - 0.5%
Arkansas Hosp. Equip. Fin. Auth. Rev. (Baptist Health
Proj.) Series 1995, 4.70%, LOC Credit Suisse, VRDN  10,500  10,500
Clark County Solid Waste Disp. Rev. (Reynolds Metals
Co. Proj.) 4.60%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,800 1,800 Independence County Ind. Dev. Rev. (Townsends of Arkansas,
Inc.) Series 1996, 4.60%, LOC Rabobank
Nederland, NV, VRDN (b)  1,000  1,000
Little Rock School Dist. TRAN 4.25% 12/30/97  2,370  2,376
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc.
Proj.) Series 1996, 4.80%, LOC Commerzbank,
Germany, VRDN (b)  4,600  4,600
West Memphis Ind. Dev. Rev. (Proform Co. LLC Proj.)
Series 1996, 4.75%, LOC First Bank, NA, VRDN (b)  1,000  1,000
  21,276
CALIFORNIA - 4.0%
Alameda County TRAN 4.50% 6/30/97  10,300  10,309
California Higher Ed. Student Loan Auth. Rev., VRDN:
 Series 1987 C, 4.60%, LOC Student Loan Marketing
 Assoc. (b)  10,200  10,200
 Series 1992 E-1, 4.60%, LOC Student Loan Marketing
 Assoc. (b)  2,100  2,100
California School Cash Reserves Prog. TRAN Series
1996 A, 4.75% 7/2/97  32,500  32,542
California Gen. Oblig. RAN Series 1996-97, 4.50% 6/30/97  10,000  10,010
Fresno TRAN 4.50% 6/30/97  6,500  6,506
Los Angeles TRAN Series 1996, 4.50%, 6/19/97  30,000  30,024
Los Angeles Commty. College Dist. TRAN Series 1996-97,
4.50% 7/1/97  5,700  5,704
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97  29,100  29,126
Oakland TRAN Series 1996, 4.75% 6/30/97  10,200  10,214
Riverside County School Dist. TRAN Series 1996-76,
4.625% 7/17/97  3,500  3,504
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Santa Clara Unified School Dist. TRAN Series 1996,
4.50% 7/2/97 $ 3,500 $ 3,503
South Coast Local Ed. Agencies TRAN Series 1996,
4.75% 6/30/97  4,900  4,905
  158,647
COLORADO - 0.7%
Aurora Multi-Family Hsg. Rev. Series 1996, 4.85%
(FNMA Guaranteed) VRDN (b)  3,300  3,300
Colorado Health Facs. Auth. Rev. (Arapahoe Mental
Health Center) Series 1996 A, 4.70%, LOC Bank One
Colorado, NA, VRDN  2,000  2,000
Colorado TRAN 4.50% 6/27/97  1,000  1,001
Colorado Student Oblig. Bond Auth. Rev. (Student Loan
Prog.) Series 1990 A, 4.50%, LOC Student Loan
Marketing Assoc., VRDN (b)  2,900  2,900
Denver City & County Ind. Dev. (Robinson Dairy, Inc. Proj.)
Series1996, 4.65%, LOC Wells Fargo Bank, NA, VRDN (b) 2,788 2,788 Colorado Springs School Dist. No.11 (El Paso County)
TAN 4.25% 6/30/97  7,325  7,328
Highlands Ranch County Metropolitan Dist. No.2
Participating VRDN, Series 1996 E, 4.75%
(Liquidity Facility Norwest Bank, NA, Minnesota) (c) 1,850 1,850 Jefferson County Participating VRDN, Series 1996 F, 4.75%
(Liquidity Facility Norwest Bank, NA, Minnesota) (c)  5,000  5,000
  26,167
DELAWARE - 1.7%
Delaware Econ. Dev. Auth. Multi-Family Rev. (Schoolhouse
Trust Proj.) 5.25%, LOC Marine Midland Bank, VRDN  25,800  25,800
Delaware Econ. Dev. Auth. (Waste Recovery Proj.) VRDN:
 Series 1996 A, 4.55%, LOC Canadian Imperial Bank
 of Commerce (b)  24,000  24,000
 Series 1996 B, 4.55%, LOC Canadian Imperial Bank
 of Commerce (b)  17,000  17,000
  66,800
DISTRICT OF COLUMBIA - 0.3%
Metropolitan Washington Arpt. Auth. Rev. Bonds 3.75%
8/23/97, LOC NationsBank, NA, CP mode (b)  10,500  10,500
FLORIDA - 4.0%
Brevard County Hsg. Fin. Auth. Rev. (Sun Pointe Bay
Apts. Proj.) Series 1993, 4.70% (Continental
Casualty Co. Guaranteed) VRDN  2,180  2,180
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN,
Series SG-74, 4.60% (Liquidity Facility Societe Generale) (c) 1,365 1,365 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg.
(Hillsborough-Oxford Proj.) Series D, 4.20%
(Continental Casualty Co. Guaranteed) VRDN $ 5,000 $ 5,000
Florida Local Gov't. Fin. Auth. Rev. (Finance Commission)
Series A, CP:
  3.50% 6/18/97  3,800  3,800
  3.50% 6/20/97  11,100  11,100
Florida Dept. of Trans. Participating VRDN, 4.55%
(Liquidity Facility Societe Generale) (c)  2,600  2,600
Florida Insured Municipal Securities Trust Participating VRDN,
Series 1996, 4.75%, (Liquidity Facility Norwest Bank
NA, Minnesota) (c)  1,500  1,500
Gulf Breeze Rev. Series 1995 A, 4.65%, LOC Barnett Bank,
VRDN  5,400  5,400
Highlands County Health Facs. Auth. Rev. (Adventist
Health/Sunbelt) 4.625% (Capital Markets Assurance
Corp. Insured) (BPA First Nat'l. Bank of Chicago) VRDN 2,700 2,700 Hillsborough County Aviation Auth.
(Tampa Int'l. Arpt.) 3.70% 7/16/97, CP (b)  4,600  4,600
Indian River County Hosp. Dist. Rev. Bonds Series 1990,
3.70% 7/17/97, CP mode  2,000  2,000
Jacksonville Health Fac. Auth. Participating VRDN,
Series 1996 M, 4.60% (Liquidity Facility Caisse des
Depots et Cosignations) (c)  6,270  6,270
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988,
4.10%, LOC Sumitomo Bank Ltd., VRDN  1,200  1,200
Liberty County Ind. Dev. Rev. (Timber Energy Resources, Inc.
Proj.) Series 1994, 4.65%, LOC Bank of Montreal, VRDN  2,500  2,500
Manatee County Hsg. Fin. Auth. (Hbr. Pointe Proj.) Series
1990 A, 5.25%, LOC Marine Midland Bank, NA, VRDN  2,100  2,100
Miami Health Facs. Auth. (Jewish Home and Hosp. for the
Aged Proj.) Series1992, 4.60%, LOC SunTrust Bank Miami,
NA, VRDN  5,000  5,000
Orlando & Orange County Expressway Auth.
Participating VRDN, Series 1996 C, 4.75% (Liquidity
Facility Norwest Bank, NA, Minnesota) (c)  1,500  1,500
Palm Beach County Ind. Dev. Rev. (Palm Beach Jewish
Commty. Campus Corp. Proj.) Series 1990, 4.60%,
LOC SunTrust Bank, Central Florida, VRDN  4,610  4,610
Reedy Creek Impt. Dist. Participating VRDN, 4.67% (Liquidity
Facility Citibank New York, NA) (c)  11,400  11,400
Sarasota County Public Hosp. Dist. Bonds (Sarasota
Memorial Hosp.):
  Series 1991, 3.55% 5/20/97 (Liquidity Facility Goldman
  Sachs & Co.) CP mode  8,500  8,500
  Series 1991, 3.55% 6/17/97 (Liquidity Facility Goldman
  Sachs & Co.), CP mode  10,000  10,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Sarasota County Public Hosp. Dist. Bonds (Sarasota
Memorial Hosp.): - continued
  Series 1991, 3.55% 6/17/97 (Liquidity Facility
  Goldman Sachs & Co.), CP mode $ 5,000 $ 5,000
  Series 1991, 3.70% 7/10/97 (Liquidity Facility
  Goldman Sachs & Co.), CP mode  9,000  9,000
  Series 1991, 3.75% 7/14/97 (Liquidity Facility
  Goldman Sachs & Co.), CP mode  6,000  6,000
  Series 1993 A, 3.55% 5/20/97 (Liquidity Facility
  Goldman Sachs & Co.), CP mode  5,000  5,000
  Series 1993 A, 3.55% 6/17/97 (Liquidity Facility
  Goldman Sachs & Co.), CP mode  900  900
  Series 1993 A, 3.75% 7/14/97 (Liquidity Facility
  Goldman Sachs & Co.), CP mode  15,000  15,000
St. Johns County Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Remington at Ponte Vedra Proj.) 4.60%, LOC SunTrust
Bank, Atlanta, VRDN  12,000  12,000
Sunrise Util. Sys. Rev. Participating VRDN, Series SG-17,
4.70% (Liquidity Facility Societe Generale) (c)  6,400  6,400
Tampa Occupational License Series 1996 A, 4.50%
(FGIC Insured)(Liquidity Facility FGIC Security Purchase,
Inc.) VRDN  3,900  3,900
  158,525
GEORGIA - 4.7%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev.
Rfdg. (Philip Morris Cos. Proj.) 4.75%, VRDN  2,790  2,790
Atlanta Gen. Oblig. Participating VRDN, Series SG-58,
4.60% (Liquidity Facility Societe Generale) (c)  7,200  7,200
Brunswick & Glynn County Dev. Auth.
(Georgia Pacific Corp. Proj.) Series 1996, 4.70%,
LOC Commerzbank, Germany, VRDN (b)  8,500  8,500
Burke County Dev. Auth. Poll. Cont. Rev. Bonds
(Oglethorpe Pwr. Corp. Voltage. Proj.) Series 1997 A,
3.60% 12/1/97 (AMBAC Insured)  24,800  24,800
Cartersville Poll. Cont. Rev. (Burtin Realty Enterprises)
4.70%, LOC Wachovia Bank of Georgia, NA, VRDN  1,000  1,000
Chattooga County Poll. Cont. Rev. (Aladdin Mfg. Co.)
4.75%, LOC Wachovia Bank of Georgia, NA, VRDN (b)  3,300  3,300
Cobb County Dev. Auth. Ind. Dev. (Amoena Corp.
Proj.) Series 1992, 4.65%, LOC Bayerische
Hypotheken-und Weschel Bank, VRDN (b)  1,350  1,350
Columbia County Residential Care Facs. Rev., VRDN:
(Augusta Residential Ctr./Brandon Wilde Lifecare Ctr.)
 4.60%, LOC SunTrust Bank, Atlanta  6,525  6,525
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Columbia County Residential Care Facs. Rev. VRDN: - continued
 (Augusta Resource Ctr. on Aging) Series 1994,
 4.60%, LOC SunTrust Bank, Atlanta $ 7,400 $ 7,400
Coweta County Ind. Dev. Auth. (E.G.O. Products, Inc. Proj.)
Series 1996, 4.65%, LOC Swiss Bank Corp., VRDN (b)  4,200  4,200
Dekalb County Dev. Auth. Rev., VRDN:
 (American Cancer Society, Inc. Proj.) Series 1988, 4.60%,
 LOC SunTrust Bank, Atlanta  5,705  5,705
 (BDS Oglethorpe Univ. Proj.) 4.60%, LOC SunTrust Bank,
 Atlanta  5,905  5,905
Dekalb County Hosp. Auth. Rev. (Medical Ctr. Proj.)
Series B, 4.60%, LOC SunTrust Bank, Atlanta, VRDN  5,500  5,500
Dekalb County Multi-Family Hsg. Rev. (Eagles Trace Apts.)
Series 1996, 4.65%, LOC Key Bank Nat'l. Assoc.,
VRDN (b)  2,675  2,675
Dekalb Private Hosp. Auth. (Egleston Children's Hosp.)
Series 1994 B, 4.60%, LOC SunTrust Bank, Atlanta, VRDN  8,000  8,000
Fulton County Dev. Auth. (Georgia Tech Athletic Assoc.)
4.60%, LOC SunTrust Bank, Atlanta, VRDN  7,900  7,900
Georgia Gen. Oblig. Participating VRDN, Series BT-122,
4.65% (BPA Bankers Trust Co.) (c)  4,580  4,580
Georgia Municipal Electric Auth. Bonds (General Resolution
Proj.) Series 1985 B, 3.65% 5/7/97, LOC Credit Suisse
First Boston Bank, CP mode  11,000  11,000
Gwinnett Poll. Cont. Rev., VRDN:
 (Klockner Namasco Co.) 4.85%, LOC NationsBank, NA (b) 1,000 1,000 (O'Neal Steel, Inc.) 4.85%, LOC NationsBank, NA (b) 1,500 1,500
Gwinnett County Ind. Dev. Rev., VRDN:
 (Curtis 1000, Inc. Proj.) Series 1996, 4.70%, LOC
 SunTrust Bank, Atlanta (b)  1,200  1,200
 (Sheperd Construction Co. Ltd.) 4.70%, LOC SunTrust
 Bank, Atlanta (b)  1,200  1,200
Gwinnett County Multi-Family Hsg. Rev. (Herrington
Woods Apt.) Series 1996 A, 4.65%, LOC Key Bank
Nat'l. Assoc., VRDN (b)  6,700  6,700
Jenkins County Poll. Cont. Rev. (Metal Industries, Inc. of
Georgia) 4.85%, LOC NationsBank, NA South, VRDN (b) 2,600 2,600 Macon-Bibb County Hosp. Auth. Rev. (Med. Ctr. of
Central Georgia) 4.60%, LOC SunTrust Bank,
Atlanta, VRDN  8,945  8,945
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.
Participating VRDN, Series SG-57, 4.60% (Liquidity
Facility Societe Generale) (c)  10,000  10,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Paulding County Ind. Bldg. Auth. Rev. (Cadillac Products,
Inc.) Series 1994, 4.65%, LOC NBD Bank, NA, VRDN (b) $ 4,190 $ 4,190
Richmond County Board of Ed. Participating VRDN, Series
1997 C, 4.65% (Liquidity Facility Caisse des Depots et
Cosignations)(c)  4,500  4,500
Roswell Hsg. Auth. Multi-Family Hsg., VRDN:
 Rfdg. (Roswell-Oxford Proj.) Series 1990, 4.20%
 (Continental Casualty Co. Guaranteed)  6,100  6,100
 Rfdg. (Ski Lodge Apts. Proj.) Series 1991 B, 4.70%,
 LOC AmSouth Bank  3,230  3,230
 (Autumnbrook Apts.) Series 1991 A, 4.70%, LOC
 AmSouth Bank  7,165  7,165
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc.)
Series 1995 A, 4.70%, VRDN (b)  1,500  1,500
Tift County Ind. Dev. Auth. Ind. Dev. Rev. (Chickasha of
Georgia Proj.) Series 1997, 4.75%, LOC Bank of
Tokyo-Mitsubishi Ltd., VRDN (b)  3,100  3,100
Vienna Ind. Dev. Auth. (Mid Georgia Processing Co. LLC)
4.85%, LOC NationsBank, NA South, VRDN (b)  2,200  2,200
Worth County Ind. Dev. Auth. Ind. Dev. Rfdg. Rev.
(Seabrook Peanut Co. Proj.) Series 1996, 4.70%,
LOC SunTrust Bank, Atlanta, VRDN  1,700  1,700
  185,160
HAWAII - 0.2%
Hawaii Gen. Oblig. Participating VRDN, Series 1993 CH,
4.60% (Liquidity Facility Morgan Guaranty Trust Co.) (c)  6,460  6,460
IDAHO - 0.5%
Idaho TAN Series 1996, 4.50%, 6/30/97  19,000  19,018
ILLINOIS - 9.2%
Bolingbrook Multi-Family Rev. (Amerton Apt.) 4.80%,
LOC Lasalle Nat'l. Bank of Chicago, VRDN (b)  7,900  7,900
Carol Stream Multi-Family Hsg. (St. Charles Square)
4.60% (Fannie Mae Guaranty) VRDN (b)  2,000  2,000
Chicago School Reform Participating VRDN, Series 96-BB,
4.72% (Liquidity Facility Bank of America) (c)  18,690  18,690
Chicago Ind. Dev. Rev. (Ampere Automotive Corp.
Proj.) Series 1996, 4.80%, LOC Harris Trust & Savings
Bank of Chicago, VRDN (b)  4,000  4,000
Chicago Ind. Dev. Rev. (Guernsey Bel, Inc.) 4.80%,
LOC Harris Trust & Savings Bank of Chicago, VRDN (b)  1,500  1,500
Chicago Gas Supply Rev. Bonds (Peoples Gas Light &
Coke Co.) 3.70%, tender 12/1/97 (b)  4,400  4,400
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Chicago Gen. Arpt. Rev. (O'Hare Int'l. Arpt.) Series 1988 A,
4.60%, LOC Bayerische Landesbank Girozentrale, VRDN (b) $ 33,600 $ 33,600 Chicago Coll. Single Family Mortgage Rev. Bonds
Series 1997 A, 3.80%, tender 1/15/98 (b)  8,500  8,500
Crestwood Village Ind. Dev. Rev. (GMG Warehouse
LLC Proj.) 4.75%, LOC LaSalle Nat'l. Bank, VRDN (b)  2,500  2,500
Decatur Wtr. Rev. Bonds Series 1985, 3.75% 7/14/97,
LOC Sumitomo Bank, Ltd., CP mode  10,300  10,300
Chicago Gen. Oblig. Participating VRDN, Series 1993, 4.67%
(Liquidity Facility Bank of New York, NA) (c)  19,000  19,000
Glendale Heights Participating VRDN, 4.70% (Liquidity
Facility Bayerische Hypotheken-und Weschel Bank) (c)  2,600  2,600
Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN:
 (FC LP) 4.70%, LOC Lasalle Nat'l. Bank (b)  785  785
 (Kindlon Partners Proj.) Series 1994, 4.70%, LOC
 Lasalle Nat'l. Bank (b)  900  900
 (Touhy LP) Series 1996, 4.70%, LOC Lasalle Nat'l.
 Bank (b)  1,500  1,500
Illinois Dev. Fin. Auth. Poll. Cont. Rev., VRDN:
 (Illinois Pwr. Co. Proj.) Series 1987 B, 4.85%, LOC Bank
 of Tokyo-Mitsubishi, Ltd. (b)  7,400  7,400
 (Illinois Pwr. Co. Proj.) Series 1987 C, 4.85%, LOC Bank
 of Tokyo-Mitsubishi Ltd. (b)  1,600  1,600
 (Illinois Pwr. Co. Proj.) Series 1987 D, 4.90%, LOC Bank
 of Tokyo-Mitsubishi Bank Ltd. (b)  5,000  5,000
 Series A, 4.60% (Liquidity Facility First Nat'l. Bank
 of Chicago) MBIA Insured (b)  21,200  21,200
 Series B, 4.65% (Liquidity Facility First Nat'l. Bank
 of Chicago) MBIA Insured (b)  23,400  23,400
 Series C, 4.60% (Liquidity Facility First Nat'l. Bank
 of Chicago) MBIA Insured (b)  12,900  12,900
Illinois Dev. Fin. Auth. Rev., VRDN:
 (American College of Surgeons) Series 1996, 4.60%,
 LOC Northern Trust Co. Chicago  6,800  6,800
 (Chicago Symphony Proj.) Series 1996, 4.50%, LOC
 Bank of America, Illinois  13,000  13,000
 (Lyric Opera of Chicago Proj.) 4.50%  6,000  6,000
 (Maples & Sprowl Steel Ltd. Proj.) Series 1996 A,
 4.75%, LOC Lasalle Nat'l. Bank (b)  2,800  2,800
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth. Rev., VRDN: - continued
 Multi-Family Hsg. Rev. Rfdg. (Garden Glen Apts.) Series
 1993, 4.75% (Continental Casualty Co. Guaranteed) $ 1,700 $ 1,700
 (Museum of Contemporary Art Proj.) Series 1994,
 4.50%  15,000  15,000
 (Olive Can Co. Proj.) 4.70%, LOC Lasalle Nat'l. Bank (b) 3,040 3,040 (Overton Gear & Tool Corp.) 4.80%, LOC Harris
 Trust & Savings Bank of Chicago (b)  2,100  2,100
 Res. Rental Rev. (F.C. Harris Pavilion Proj.) Series 1994,
 4.70% (FNMA Insured) (b)  5,200  5,200
Illinois Edl. Facs. Auth. Rev., VRDN:
 (Art Institute of Chicago):
  Series 1992, 4.55% (BPA Bank of America, Illinois)  10,400  10,400
  Series 1996, 4.55% (Liquidity Facility Bank of
  America, Illinois)  8,800  8,800
 (Northwestern Univ.) Series 1988, 4.55% (BPA Northern
 Trust Co.)  8,100  8,100
Illinois Health Facs. Auth., VRDN:
 Rfdg. (Combined Central Health Care Corp. &
 Northwest Commty Hosp.) Series 1985 C, 4.55%,
 LOC Sanwa Bank  3,400  3,400
 (Methodist Med. Ctr. Proj.) Series 1985 B, 4.50%,
 LOC Sumitomo Bank, Ltd.  8,100  8,100
 (Pekin Mem. Hosp. Proj.) Series 1985 A, 4.55%,
 LOC Fuji Bank  1,000  1,000
Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev.
(Williamsburg Apt. Proj.) Series 1991, 4.70%, LOC
Landesbank Hessen-Thuringen, VRDN (b)  11,900  11,900
Illinois Regional Trans. Auth. Participating VRDN (c):
 Series SG-3, 4.60% (Liquidity Facility Societe Generale) 4,000 4,000 Series SG-19, 4.70% (Liquidity Facility Societe Generale) 8,675 8,675 Series SG-82, 4.60% (Liquidity Facility Societe Generale) 14,500 14,500
Illinois Student Assistance Commission Student Loan Rev.
Series 1997 A, 4.60%, LOC First Nat'l. Bank of
Chicago, VRDN (b)  8,000  8,000
Jackson County Reg. Dist. Port Facs. Rfdg. Rev. (Enron
Transp. Svc.) 4.55%, LOC First Union Nat'l Bank
of North Carolina, VRDN  1,600  1,600
Lake County Solid Waste Fac. Rev. (Countryside Landfill,
Inc. Proj.) Series 1996 B, 4.70%, LOC Morgan
Guaranty Trust, NY, VRDN (b)  2,900  2,900
Libertyville Ind. Rev. Rfdg. (Libertyville Manor Facs. Proj.)
Series 1992, 4.65%, LOC First of America Bank, VRDN  3,720  3,720
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Madison County Rfdg. (Shell Wood River Proj.)
4.55%, VRDN (b) $ 12,630 $ 12,630
Plainfield Ind. Dev. Auth. (Plainfield Molding, Inc.) Series
1997, 4.70%, LOC Lasalle Nat'l. Bank of Chicago
VRDN (b)  1,300  1,300
Schaumburg Village Gen. Oblig. Rev. Series 1996 A,
4.55% (BPA Credit Suisse) VRDN  1,700  1,700
Univ. of Illinois Participating VRDN, Series SG-65, 4.60%
(Liquidity Facility Societe Generale)(c)  2,705  2,705
Winnebago County Rev. (Mill Proj.) Series 1996, 4.70%,
LOC Bank One, Chicago, VRDN  2,000  2,000
Woodridge, Dupage, Will & Cook County Ind. Dev. Rev.
(McDavid Knee Guard Proj.) 4.75%, LOC Firstar Bank of
Milwaukee, NA, VRDN (b)  1,300  1,300
  362,045
INDIANA - 2.8%
Carmel Clay School Dist. TAN 4.25% 12/31/97  3,500  3,511
Columbus Ind. Dev. Rev. (Rock-Tenn Co. Mill Division)
Series 1995, 4.70%, LOC SunTrust Bank,
Atlanta, VRDN (b)  4,450  4,450
Connersville Econ. Dev. Rev. (Inland Southern Corp. Proj.)
Series 1997, 4.65%, LOC Bank of America, Illinois,
VRDN (b)  1,500  1,500
Dyer Health Care Facs. Participating VRDN, Series 1992 A,
4.80% (Liquidity Facility Bank One, Akron) (c)  3,440  3,440
Elkhart County Ind. Dev. Rev. (Burger Dairy Proj.) 4.70%,
LOC Old Kent Bank - Michigan, VRDN (b)  2,140  2,140
Ft. Wayne Health Care Facs. Participating VRDN, 4.80%
(FHA Insured) (Liquidity Facility Bank One, Akron) (c) 3,520 3,520 Franklin Multi-Family Hsg. 4.75%, LOC Federal Home
Loan Bank, VRDN  2,225  2,225
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc.)
Series A, 4.65%, LOC Duetsche Bank AG, VRDN (b)  4,000  4,000
Indiana Ind. Dev. Fin. Auth. Ind. Dev. Rev. Rfdg. (Group
Dekko Int'l., Inc. Proj.) 4.70%, LOC Bank One
Indianapolis, VRDN  1,595  1,595
Indiana Trans. Fin. Auth. Arpt. Facs. Lease Rev.
Participating VRDN (c):
  Series BT-217, 4.70% (Liquidity Facility Bankers Trust Co.)  2,000  2,000
  Series BT-219, 4.70% (Liquidity Facility Bankers Trust Co.) 6,930 6,930 Indianapolis Econ. Dev. Rev. Rfdg. (Morningside of
College Park) Series 1993, 4.70%, LOC Bank One
Indianapolis, VRDN  6,350  6,350
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDIANA - CONTINUED
Indianapolis Econ. Dev. (US, LLC Proj.) Series 1996, 4.80%,
LOC Bank One Indianapolis, VRDN (b) $ 1,000 $ 1,000
Indianapolis Health Care Facs. Participating VRDN, 4.80%
(FHA Insured)(Liquidity Facility Bank One Akron) (c) 4,145 4,145 Kendallville Ind. Dev. Rev. Rfdg. Series 1993 (Philip
Morris Co., Inc.) 4.75%, VRDN  2,475  2,475
Logansport Ind. Dev. Rev. (Nelson Tube Co.) Series
1996, 4.77%, LOC Huntington Nat'l. Bank, VRDN (b)  1,800  1,800
Muncie Ind. Dev. Rev. (Diamond Plastics Corp.) Series
1996, 4.90%, LOC NationsBank of Texas, VRDN (b)  3,500  3,500
Petersburg Ind. Solid Waste Disp. Rev.
(Indianapolis Pwr. & Light) VRDN:
  4.70% (b)  9,700  9,700
  Series 1995 C, 4.70% (b)  8,300  8,300
  Series 1996, 4.70% (b)  12,100  12,100
Portage Township TAN 3.81% 12/31/97  2,200  2,201
Purdue Univ. Student Fees Bonds, VRDN:
 Series H, 4.50%  2,300  2,300
 Series K, 4.50%  7,000  7,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.)
Series 1997 A, 4.60%, LOC PNC Bank, Ohio, VRDN (b)  5,500  5,500
St. Joseph County Ind. Econ. Dev. Auth. (Pin Oak Apts.)
4.46%, LOC Federal Home Loan Bank, VRDN (b)  2,100  2,100
Scottsburg Ind. Dev. Auth. (Multi-Color Corp. Proj.) 4.75%,
LOC PNC Bank Ohio, VRDN (b)  3,000  3,000
Valparaiso Econ. Dev. Rev. (Indiana Retirement Commty.
Proj.) 4.70%, LOC Bank One Indianapolis, VRDN  4,300  4,300
  111,082
IOWA - 0.2%
Iowa Fin. Auth. Small Bus. Dev. Rev. (Corporate Ctr. Proj.)
4.85% (Principal Mutual Life Ins. Co. Guaranteed) VRDN  6,000  6,000
KANSAS - 0.8%
Butler County Solid Waste Disp. Fac., VRDN:
 (Texaco, Inc.) Series 1994 A, 4.15% (b)  1,100  1,100
 Cogeneration Rev. (Texaco Refining & Mktg.) Series
 1996 B, 4.15% (b)  21,900  21,900
Coffeyville Ind. Dev. Rev. (Dixon Industries 1994) 4.90%,
LOC NationsBank, NA South, VRDN (b)  1,800  1,800
Kansas City Mtg. Participating VRDN, Series1996 K,
4.75% (Liquidity Facility Caisse des Depots et
Consignations) (b)(c)  5,900  5,900
  30,700
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
KENTUCKY - 0.8%
Boone County (Hennegan Co. Proj.) 4.69%, LOC Star
Bank, NA, VRDN $ 1,700 $ 1,700
Jefferson County Ind. Bldg. Rev., VRDN:
 (Commercial Lithographics Co. Proj.) 4.75%, LOC PNC
 Bank of Kentucky (b)  3,000  3,000
 (Wynn Starr Foods Proj.) Series 1996, 4.80%,
 LOC Bank One Kentucky, NA (b)  2,790  2,790
Kentucky Higher Ed. Student Loan Auth., Series 1991 E,
4.60% (AMBAC Insured)(BPA Credit Suisse
First Boston) VRDN (b)  5,500  5,500
Louisville & Jefferson County Reg. Arpt. Rev. Series 1996 A,
4.70%, LOC Nat'l. City Bank, Kentucky, VRDN (b)  11,700  11,700
Louisville & Jefferson County Visitors & Convention Rev.
Participating VRDN, Series PT-69, 4.65% (Liquidity Facility
Bayerische Hypotheken-und Weschel Bank) (c)  3,300  3,300
Walton City Ind. Bldg. Rev. (Clarion Mfg. Corp. of America)
4.72%, LOC Fifth Third Bank, Cincinnati, VRDN (b)  2,100  2,100
  30,090
LOUISIANA - 4.0%
Caddo Parish Ind. Dev. Board Exempt Facs. Rev.
(Penzoil-Atlas Proj.) Series 1996 A, 4.15%, LOC
ABN-AMRO Bank, NV, VRDN (b)  14,500  14,500
Caddo Parish Ind. Dev. (Atlas Proj.) Series 1996 B,
4.05%, LOC AMN-AMRO Bank, NV, VRDN (b)  3,550  3,550
Calcasieu Parish Ind. Dev. (Citgo Petroleum Corp.
Proj.) VRDN:
  4.15%, LOC Banque Nationale de Paris (b)  5,700  5,700
  4.15%, LOC Banque Nationale de Paris (b)  6,500  6,500
Calcasieu Parish Sales Tax Dist. Road Impt. Rev. Series
1994, 4.65%, LOC Nat'l. Wesminster Bank, VRDN  2,770  2,770
Calcasieu Ind. Dev. Board Poll. Cont. Rev. Rfdg. (PPG
Industries) Series 1992, 4.65%, VRDN  14,450  14,450
Lincoln Parish Rev. (William Inds., Inc. Proj.) VRDN:
 Series 1995, 4.60%, LOC Deutsche Bank, Germany (b)  5,500  5,500
 Series 1996, 4.60%, LOC Deutsche Bank, Germany (b)  3,500  3,500
Louisiana Pub. Facs. Auth. Health Care Sys.
(Sisters of Charity of the Incarnate Word) 3.75%
6/30/97 (BPA Credit Suisse First Boston Bank), CP mode 21,800 21,800 Louisiana Recovery Dist. Sales Tax Rev. Bonds Series 1988,
5.25%, 7/1/97 (FGIC Insured)  29,000  29,000
Plaquemines Port Hbr. Terminal Dist. Port Fac. Rev. Bonds
(Chevron Corp.) 4.05%, tender 9/1/97  3,400  3,400
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
LOUISIANA - CONTINUED
St. Charles Parish Poll. Cont. Rev. Rfdg. (Monsanto
Co. Proj.) Series 1994, 4.55%, VRDN $ 11,725 $ 11,725
South Louisiana Port Commission Port Facs. Rev. (Holnam, Inc.
Proj.) 4.60%, LOC ABN-AMRO Bank NV, VRDN (b)  1,000  1,000
West Baton Rouge Parish Ind. Dist. No. 3 Rev.
(Dow Chemical Co. Proj.):
  Bonds:
   3.50% 5/8/97, CP mode  5,050  5,050
   Rfdg. Rev. Series 1991, 3.60% 5/5/97, CP mode  3,000  3,000
   Rfdg. Rev. Series 1991, 3.75% 7/15/97, CP mode  6,600  6,600
  VRDN:
   Series 1993, 4.15% (b)  10,900  10,900
   Series 1994 A, 4.15% (b)  1,600  1,600
   Series 1995, 4.15% (b)  4,100  4,100
  154,645
MAINE - 0.1%
Eliot School Admin. Dist. #35 BAN, 4.25% 11/12/97  1,940  1,944
MARYLAND - 1.4%
Baltimore Wastewtr. Proj. Participating VRDN, Series SG-20,
4.60% (Liquidity Facility Societe Generale) (c)  14,900  14,900
Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 4.85%,
LOC NationsBank, NA, VRDN (b)  2,000  2,000
Maryland Commty. Dev. Admin. Dept. of Hsg. &
Commty. Dev. Participating VRDN, Series PT-36, 4.75%
(Liquidity Facility Banque Nationale de Paris) (b)(c)  980  980
Maryland Econ. Dev. Corp. Rev. Series 1995, 4.70%,
LOC NationsBank, NA, VRDN  2,000  2,000
Maryland Econ. Dev. Auth. Rev. (Grafco Industries LP) Series
1996, 4.85%, LOC NationsBank, NA, VRDN  4,000  4,000
Maryland Energy Fin. Admin. Ltd. Oblig. Rev.
(Keywell Proj.) Series 1996, 4.70%, LOC Bank of
America, Illinois, VRDN  2,000  2,000
Maryland Health & Higher Ed. Facs. Auth. Rev., VRDN:
 (Leland Memorial Hosp.) 4.70%, LOC NationsBank, NA  1,170  1,170
 (Pooled Loan Prog.) Series D, 4.70%, LOC NationsBank, NA 11,265 11,265 Montgomery County Multi-Family Hsg. Rev.:
 Series 1993 I, 4.70% (BPA Sumitomo Bank LTD
 Japan) VRDN  2,600  2,600
 Bonds Series 1996 A, 3.70%, tender 11/13/97  12,000  12,000
  52,915
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MASSACHUSETTS - 1.3%
Harvard Univ. Participating VRDN, Series 1996, 4.72%
(Liquidity Facility Citibank, NA) (c) $ 22,000 $ 22,000
Massachusetts Bay Trans. Auth. RAN 4.75% 9/5/97  4,500  4,512
Massachusetts Bay Trans. Auth. Participating VRDN,
4.55% (Liquidity Facility Societe Generale) (c)  5,900  5,900
Massachusetts Gen. Oblig.:
 BAN Series 1996 A, 4.25% 6/10/97  13,000  13,005
 Participating VRDN, Series SG-47, 4.55% (Liquidity Facility
 Societe Generale) (c)  3,000  3,000
 Bonds Series BT-214, 3.60% tender 5/7/97 (Liquidity Facility
 Bankers Trust Co.) (c) (d)  2,215  2,215
  50,632
MICHIGAN - 2.1%
Detroit School Dist. RAN 4.50% 5/1/97   19,900  19,900
Michigan Higher Ed. Student Loan Auth., VRDN (b):
 Rfdg. Series XII-B, 4.50% (AMBAC Insured)
 (BPA Krediet Bank, NV)  4,000  4,000
 Series XII-D, 4.50% (AMBAC Insured) (BPA
 Krediet Bank, NV)  2,000  2,000
Michigan RAN:
 Series 1996 A, 4.50% 7/3/97  27,345  27,371
 Series 1996 B, 4.50% 7/25/97  3,700  3,704
 Series 1996 D, 4.50% 9/19/97  1,445  1,448
Michigan Trunk Line Participating VRDN, Series SG-87,
4.60% (Liquidity Facility Societe Generale) (c)  1,000  1,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
 (Grayling Gen. Station Proj.) Series 1990, 4.55%,
 LOC Barclays Bank Ltd., VRDN (b)  1,000  1,000
 (Great Lakes Recovery) 4.60%, LOC NBD Bank, Michigan,
 VRDN (b)  1,800  1,800
Michigan Strategic Fund Poll. Cont. Rev. (Dow Chemical
Co. Proj.):
  Series 1988, 3.60% 5/6/97, CP mode (b)  1,150  1,150
  Series 1988, 3.50% 6/12/97, CP mode (b)  3,900  3,900
  Series 1988, 3.70% 7/10/97, CP mode (b)  3,250  3,250
Wayne County Arpt. Rev. Rfdg. Series A, 4.55%,
LOC Bayerische Landesbank Girozentale VRDN (b)  12,300  12,300
  82,823
MINNESOTA - 1.5%
Anoka County Solid Waste Disposal Rev. Bonds (United Pwr.
Assoc.) 3.80% 8/14/97, CP mode (b)  1,700  1,700
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MINNESOTA - CONTINUED
Bloomington Multi-Family Hsg. Rev. Rfdg.
(Crow/Bloomington Apts. Proj.) Series 1993,
4.60%, LOC Citibank, NA, VRDN $ 9,000 $ 9,000
Duluth Econ. Dev. Auth. Health Care Facs.
Participating VRDN:
  Series 1994 E, 4.75% (Liquidity Facility Norwest Bank,
  NA, Minnesota) (c)  1,575  1,575
  Series 1994 F, 4.75% (Liquidity Facility Norwest Bank,
  NA, Minnesota) (c)  1,890  1,890
Hennepin County Gen. Oblig. Rev. Rfdg. Series 1996 C,
4.70%, VRDN (b)  3,400  3,400
Maplewood Multi-Family Hsg. Rev. Rfdg. (Silver Ridge
Proj.) Series 1993, 4.60%, LOC Federal Home
Loan Bank of Chicago, VRDN  2,000  2,000
Minneapolis & St. Paul Hsg. & Hosp. Participating VRDN,
Series 1996 G, 4.75% (Liquidity Facility Norwest Bank,
NA, Minnesota) (c)  1,310  1,310
Minnetonka Multi-Family Hsg. Rev. Rfdg. (Cliffs at
Ridgedale Proj.) 4.60% (FNMA Guaranteed) VRDN  8,700  8,700
Olmsted County (Human Services Campus Infrastructure Proj.)
4.60%, LOC Toronto Dominion Bank, VRDN  17,305  17,305
Osseo Independent School Dist. Participating VRDN, Series
1994 H, 4.75% (Liquidity Facility Norwest Bank, NA,
Minnesota) (c)  1,325  1,325
Rochester Ind. Dev. Rev. (Seneca Foods Corp.) Series
1992, 4.75%, LOC ABN-AMRO Bank, VRDN  4,675  4,675
Rochester Health Care Facs. Rev.:
 (Mayo Foundation Proj.) Series 1985 C, 4.70%
 (Liquidity Facility Credit Suisse) VRDN  5,400  5,400
 Participating VRDN, Series 1994 K, 4.75% (Liquidity
 Facility Norwest Bank, NA, Minnesota) (c)  1,260  1,260
Spring Lake Park Independent School Dist. No. 16
Participating VRDN, Series 1996 E, 4.75%
(Liquidity Facility Norwest Bank, NA, Minnesota) (c)  1,175  1,175
  60,715
MISSISSIPPI - 0.0%
Desoto County Ind. Dev. Rev. Series 1991 A, 4.95%,
LOC First Tennessee Bank, NA, VRDN  1,000  1,000
MISSOURI - 0.8%
Missouri Envir. Impt. Energy Resource Auth. Rev. Rfdg.
Bonds (Kansas City Pwr. & Light Co.) 4.55%, VRDN  11,000  11,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MISSOURI - CONTINUED
Missouri Higher Ed. Student Loan Auth., VRDN:
 Series 1988 A, 4.60%, LOC Nat'l. Westminster
 Bank PLC (b) $ 3,000 $ 3,000
 Series 1990 A, 4.60%, LOC Nat'l. Westminster
 Bank PLC (b)  1,600  1,600
 Series 1990 B, 4.60%, LOC Nat'l. Westminster
 Bank PLC (b)  11,400  11,400
St. Louis TRAN 4.75% 6/30/97  5,975  5,983
  32,983
MONTANA - 0.1%
Montana Board of Hsg. Single-Family Hsg. Rev. Participating
VRDN, 4.75% (Liquidity Facility Banco Santander) (b)(c) 2,400 2,400 NEBRASKA - 0.3%
Lancaster County Leasing Corp. Participating VRDN,
Series PT-103, 4.70% (Liquidity Facility Bayerische
Hypotheken-und Weschel Bank) (c)  1,500  1,500
Nebraska Fin. Auth. Single Family Hsg. Series 1996 C,
3.85%, tender 5/1/97 (b)  9,400  9,400
  10,900
NEVADA - 2.1%
Clark County Participating VRDN, Series SG-18, 4.70%
(Liquidity Facility Societe Generale) (c)  10,000  10,000
Clark County Special Fac. Arpt. Rev. Bonds (Signature Flight
Support Corp. Proj.) Series 1997 A, 3.70%, tender
6/2/97, LOC Bayerische Landesbank Girozentrale  3,000  3,000
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) VRDN:
 Series 1995 B, 4.60%, LOC Societe Generale (b)  3,100  3,100
 Series 1995 C, 4.05%, LOC Barclays Bank PLC  3,300  3,300
Clark County School Dist. Participating VRDN:
 Series BT-192, 4.65% (Liquidity Facility Bankers Trust Co.) (c)  4,850
4,850
 Series SG-62, 4.60% (Liquidity Facility Societe Generale) (c)  2,600
2,600
Clark County Poll. Cont. Rev. Bonds (Southern California
Edison Proj.):
  Series 1987 A, 3.60% 5/6/97, CP mode (b)  3,000  3,000
  Series 1987 A, 3.45% 6/11/97, CP mode (b)  2,600  2,600
Nevada Hsg. Div., VRDN:
 (Pecos Owens Court Apt. Proj.) Series 1996, 4.65%,
 LOC Commerzbank, Germany (b)  8,500  8,500
 (Oakmont at Flamingo Rd. Proj.) Series 1996 A,
 4.65%, LOC ABN-AMRO Bank (b)  1,300  1,300
Nevada Municipal Bd. Participating VRDN, Series 962801,
4.72% (Liquidity Facility Citibank, NA) (c)  20,200  20,200
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEVADA - CONTINUED
Nevada Gen. Oblig. Participating VRDN, 4.60%
(Liquidity Facility Societe Generale) (c) $ 18,160 $ 18,160
  80,610
NEW HAMPSHIRE - 1.5%
Cheshire County TAN 3.95% 12/29/97  1,500  1,502
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.
(New England Pwr. Co. Proj.):
  Series 1990 A, 3.70% 5/5/97, CP mode (b)  6,100  6,100
  Series 1990 A, 3.60% 5/8/97, CP mode (b)  2,400  2,400
  Series 1990 A, 3.55% 5/19/97, CP mode (b)  1,200  1,200
  Series 1990 A, 3.55% 6/12/97, CP mode (b)  4,800  4,800
  Series 1990 A, 3.70% 7/8/97, CP mode (b)  12,100  12,100
  Series 1990 B, 3.70% 7/9/97, CP mode  3,500  3,500
New Hampshire Hsg. Fin. Auth. Multi-Family Hsg., VRDN:
 Rev. Rfdg. (Nashua-Oxford Proj.) Series 1990, 4.20%
 (Continental Casualty Co. Guaranteed)  16,900  16,900
 (Countryside LP) 4.10%, LOC General Electric Capital
 Corp. (b)  2,400  2,400
 (Fairways Proj.) 4.60%, LOC General Electric Capital
 Corp. (b)  900  900
New Hampshire Ind. Dev. Auth.:
 Resource Recovery Rev. Bonds (Claremont Co. LP Proj.)
 Series 1985, 3.70%, tender 7/1/97 (MBIA Insured)  4,000  4,000
 (Connecticut Light & Pwr. Co.) Series 1988, 4.55%,
 LOC Union Bank of Switzerland, VRDN (b)  2,400  2,400
  58,202
NEW JERSEY - 0.6%
Clifton BAN 4.50% 6/26/97  2,300  2,302
New Jersey Gen. Oblig. Participating VRDN, Series 1994,
4.67% (Liquidity Facility Citibank, NA) (c)  9,700  9,700
Passaic County BAN 4.50% 9/26/97  10,000  10,023
  22,025
NEW MEXICO - 0.4%
Albuquerque Ind. Dev. Rev. (Plastech Corp.) Series 1994 A,
4.85%, LOC First Bank, NA, Minnesota, VRDN (b)  1,200  1,200
Dona Ana County Ind. Dev. Rev. (Karr Tool & Mfg.) Series
1996, 4.75%, LOC First Bank, NA, Milwaukee, VRDN (b)  3,100  3,100
New Mexico Mtg. Fin. Auth. Single-Family Mtg. Prog.
Participating VRDN, Series PA-118, 4.75% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(c)  5,260  5,260
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW MEXICO - CONTINUED
New Mexico State Hwy. Commission Tax Rev.
Hwy. Series 1996, 4.55% (FSA Insured) (Liquidity
Facility Canadian Imperial Bank of Commerce) VRDN $ 6,000 $ 6,000
New Mexico Student Loan Rev. Participating VRDN,
Series PT-67, 4.75% (Liquidity Facility Credit Suisse
First Boston Corp.) (b)(c)  2,220  2,220
  17,780
NEW YORK - 1.5%
New York State Energy Research Dev. Auth. Participating
VRDN, 4.67% (Liquidity Facility Citibank, NA) (c)  1,900  1,900
Nassau County BAN 4.25% 8/15/97  15,000  15,029
New York City RAN Series 1996-B, 4.50% 6/30/97  39,900  39,947
  56,876
NORTH CAROLINA - 0.2%
Buncombe County Ind. Facs. Poll. Cont. Fin. Auth. Series 1991,
5.05%, LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (b)  2,700  2,700
North Carolina Med. Care Commission Health Facs. Rev.
(St. Josephs of the Pines) 3.65%, tender 6/1/97  4,500  4,500
Surry Ind. Facs Poll. Cont. Rev. (Intex Corp.) 4.85%,
LOC NationsBank, NA, VRDN (b)  1,300  1,300
  8,500
NORTH DAKOTA - 0.2%
Mercer County Solid Waste Disp. Rev. Bonds (United
Pwr. Proj.) 3.95%, tender 6/1/97 (b)  1,900  1,900
Oliver County Poll. Cont. Rev. Rfdg. (Square Butte Elec.)
4.60% (AMBAC Insured) (BPA Bank of New York, NY)
VRDN (b)  5,300  5,300
  7,200
OHIO - 3.1%
Ashtabula County Hosp. Facs. Rev. (Ashtabula Medical
Center Proj.) 4.70%, LOC Bank One, VRDN  3,800  3,800
Cuyahoga Falls City BAN 4% 8/28/97  1,150  1,151
Dayton BAN 3.80% 12/16/97  3,000  3,003
Dublin Central School Dist. BAN 4% 6/10/97  1,800  1,801
Elyria BAN 4% 12/4/97  1,000  1,001
Forest Hills School Dist. (School Impt.) BAN 4.21% 6/17/97 2,000 2,002 Hudson BAN 4% 6/11/97 1,900 1,901
Kent School Dist. BAN 4% 7/15/97  2,400  2,402
Maumee Sackett Street District BAN 4% 6/12/97  1,760  1,761
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - CONTINUED
Montgomery County Econ. Dev. Rev. (Dayton Art Institute)
Series 1996, 4.55%, LOC Nat'l. City Bank, Cleveland,
VRDN $ 5,000 $ 5,000
Montgomery County Hosp. Rev. Bonds Hosp. Facs. Auth.
(Miami Valley Hosp.) Series C, 3.50%
5/13/97, LOC Nation City Bank, Columbus, CP mode  1,000  1,000
Montgomery Public Impt. Real Estate Acquisition BAN
4% 12/18/97  3,070  3,076
New Bremen Local School Dist. BAN 4.20% 5/29/97  1,000  1,000
Ohio Hsg. Fin. Auth. Rev. Bonds 3.55%, tender 9/1/97 (b)  48,700  48,700
Ohio Air Quality Dev. Rev. (JMG Funding LP) Series 1994-A,
4.50%, LOC Societe Generale, VRDN (b)  6,600  6,600
Ohio Hwy. Oblig. Bonds Series A, 4.625% 5/1/97   1,000  1,000
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds (Duquesne
Light Co. Proj.) LOC Toronto-Dominion Bank:
  3.50% 5/15/97, CP mode (b)  3,350  3,350
  3.50% 5/19/97, CP mode (b)  10,850  10,850
  3.50% 6/11/97, CP mode (b)  3,000  3,000
  3.70% 7/9/97, CP mode (b)  3,000  3,000
Scioto County Marine Term. Facs. Rev. (Norfolk Southern
Corp. Proj.) 4.60%, VRDN  1,700  1,700
Toledo BAN 4.25% 5/15/97  6,000  6,001
Twinsburg Ind. Dev. Rev. (United Stationers, Inc. Proj.)
4.25%, LOC PNC Bank, VRDN (b)  3,600  3,600
Westlake School Dist. BAN 4.20% 7/28/97  5,200  5,207
  121,906
OKLAHOMA - 0.6%
Cushing Municipal Auth. Correctional Facs. Rev. Series
1996, 4.70%, LOC First Union Nat'l. Bank, VRDN  6,570  6,570
Oklahoma Hsg. Fin. Agcy. Participating VRDN (c):
 Series 1996 G, 4.75% (Liquidity Facility Caisse des
 Depots et Consignations) (b)  2,300  2,300
 Series 1997 A, 4.75%, (Liquidity Facility Bayerische
 Hypotheken-und Weschel Bank) (b)  3,290  3,290
Oklahoma School Dist. RAN Series 1996, 4.50% 6/30/97  1,700  1,701
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN (c):
 Series 1997 B1, 4.72% (Liquidity Facility Bank of
 America) (b)  4,100  4,100
 Series 1997 B2, 4.67% (Liquidity Facility Bank of America)  4,400  4,400
  22,361
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OREGON - 0.6%
Oregon Board of Higher Ed. Participating VRDN, Series
SGA-29, 4.60% (Liquidity Facility Societe Generale (c) $ 10,000 $ 10,000 Oregon Econ. Dev. Rev.:
 Rfdg. (Georgia Pacific Corp.) Series 1996, 4.70%,
 LOC Commerzbank, Germany, VRDN  8,500  8,500
 (Schnitzer Steel Ind., Inc.) Series 176, 4.60%, LOC
 Commerzbank, Germany, VRDN (b)  2,300  2,300
Oregon State Gen. Oblig. Bonds (Veterans Welfare Bonds)
Series 1976 C, 4.05%, tender 2/2/98 (b)  3,200  3,200
  24,000
PENNSYLVANIA - 7.5%
Allegheny County Ind. Dev. Auth.:
 Ind. Dev. Rev. (Union Elec. Steel Co. Proj.) Series 1996 B,
 4.75%, LOC PNC Bank, VRDN (b)  3,116  3,116
 Allegheny (United Jewish Federation) Series 1996 A, 4.60%,
 LOC PNC Bank, VRDN  7,855  7,855
Berks County Ind. Dev. Auth. Ind. Dev. Rev.
(Continental Assurance Co. Proj.) Series 82, 3.70%
(Continental Casualty Co. Guaranteed) VRDN  6,400  6,400
Carbon County Ind. Dev. Auth. Resource Recovery Rev.
Bonds (Panther Creek Partners Proj.):
  Series 1990 A, 3.60% 5/14/97, LOC Nat'l.
  Westminster Bank PLC, CP mode (b)  1,000  1,000
  Series 1990 A, 3.50% 6/12/97, LOC Nat'l.
  Westminster Bank PLC, CP mode (b)  1,500  1,500
  Series 1990 B, 3.55% 5/21/97, LOC Nat'l.
  Westminster Bank PLC, CP mode (b)  2,700  2,700
Delaware Valley Reg. Fin. Auth. Local Gov't. Rev., VRDN:
 Series 1985 A, 4.60%, LOC Midland Bank PLC  2,000  2,000
 Series 1985 A, 4.60%, LOC Midland Bank PLC  2,300  2,300
 Series 1985 A, 4.60%, LOC Midland Bank PLC  4,300  4,300
 Series 1985 B, 4.60%, LOC Midland Bank PLC  1,500  1,500
 Series 1985 C, 4.60%, LOC Midland Bank PLC  3,100  3,100
Emmaus Gen. Auth. Rev. Local Gov't. Rev. Series 1989 E-7,
4.60%, LOC Midland Bank PLC, VRDN  1,000  1,000
North Lebanon Township Rev. (Grace Commty., Inc. Proj.)
Series 1992 B, 4.75%, LOC Corestates Bank, VRDN  2,095  2,095
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating
VRDN, Series SG-30, 4.60% (Liquidity Facility Societe
Generale) (c)  4,000  4,000
Northumberland County Ind. Dev. Resource Recovery
(Foster Wheeler Mt. Carmel, Inc.) Series 1987 B, 4.10%,
LOC Union Bank of Switzerland, VRDN (b)  1,450  1,450
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Auth. Rev., VRDN:
 (Alpha Carb Enterprises) Series 1995 D1, 4.75%,
 LOC PNC Bank, NA (b) $ 1,400 $ 1,400
 Series 1995 A6, 4.75%, LOC PNC Bank, NA (b)  1,800  1,800
 Series 1996 D5, 4.75%, LOC PNC Bank, NA (b)  3,000  3,000
 Series 1997 B1, 4.75%, LOC PNC Bank, NA (b)  1,700  1,700
 Series 1997 B6, 4.75%, LOC PNC Bank, NA (b)  1,200  1,200
 Series 1997 B7, 4.75%, LOC PNC Bank, NA (b)  1,200  1,200
 Series 1997 B8, 4.75%, LOC PNC Bank, NA (b)  1,200  1,200
 Series 1997 B9, 4.75%, LOC PNC Bank, NA (b)  1,400  1,400
Pennsylvania Gen. Oblig. Participating VRDN,
Series 1994 B, 4.72% (Liquidity Facility Citibank, NA) (c) 27,400 27,400 Pennsylvania Intergovernmental Coop. Auth.
Participating VRDN:
  Series SG-16, 4.55% (Liquidity Facility Societe
  Generale) (c)  4,800  4,800
  Series SG-67, 4.55% (Liquidity Facility Societe
  Generale) (c)  5,500  5,500
Pennsylvania TAN Series 1996-97, 4.50% 6/30/97  2,000  2,002
Pennsylvania Higher Ed. Assistance Agcy. Student Loan
Rev., VRDN:
  4.60%, LOC Student Loan Marketing Assoc. (b)  19,500  19,500
  Series 1988 A, 4.60%, LOC Student Loan Marketing
  Assoc. (b)  6,200  6,200
  Series 1988 B, 4.60%, LOC Student Loan Marketing
  Assoc. (b)  7,300  7,300
  Series 1988 C, 4.60%, LOC Student Loan Marketing
  Assoc. (b)  38,100  38,100
  Series 1988 E, 4.60%, LOC Student Loan Marketing
  Assoc. (b)  25,300  25,300
  Series 1994 A, 4.60%, LOC Student Loan Marketing
  Assoc. (b)  23,900  23,900
  Series 1997 A, 4.65%, LOC Student Loan Marketing
  Assoc. (b)  8,000  8,000
Philadelphia Ind. Dev. Auth. Rev. Rfdg. VRDN:
 (Paper Corp. of America Proj.) 4.60%, LOC SunTrust
 Bank, Atlanta, VRDN  3,565  3,565
 (Tom James County Proj.) 4.60%, LOC SunTrust Bank,
 Nashville, NA, VRDN  2,700  2,700
Philadelphia School Dist. TRAN Series 1996-97,
4.50% 6/30/97  5,800  5,805
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Philadelphia Redev. Auth. Rev. RAN (Southwark Plaza Proj.)
Series 1996, 3.85% 12/30/97, LOC Federal Guaranty
Insurance Co./Capital Market Services $ 3,600 $ 3,600
Philadelphia TRAN Series 1996-97, 4.50% 6/30/97  7,700  7,707
Pittsburgh Gen. Oblig. Participating VRDN, Series SG-71,
 4.55% (Liquidity Facility Societe Generale) (c)  10,000  10,000
Schuylkill County Ind. Dev. Auth. Rev. (Pine Grove Landfill,
Inc.) Series 1995, 4.35%, LOC Corestates Bank, VRDN (b) 1,000 1,000 Scranton-Lackawanna Health & Welfare Auth. (Elan Gardens
Proj.) Series 1996, 4.60%, LOC PNC Bank, NA, VRDN  1,900  1,900
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.):
  Series 1990 A, 3.55% 5/21/97 LOC Nat'l.
  Westminster Bank PLC, CP mode (b)  10,300  10,300
  Series 1990 A, 3.50% 6/18/97 LOC Nat'l.
  Westminster Bank PLC, CP mode (b)  5,400  5,400
  Series 1990 A, 3.50% 7/15/97 LOC Nat'l.
  Westminster Bank PLC, CP mode (b)  4,300  4,300
  Series 1990 B, 3.50% 6/20/97 LOC Nat'l.
  Westminster Bank PLC, CP mode (b)  3,550  3,550
  Series 1990 B, 3.50% 7/15/97 LOC Nat'l.
  Westminster Bank PLC, CP mode (b)  1,700  1,700
  Series 1993, 3.55% 6/16/97 LOC Nat'l.
  Westminster Bank PLC, CP mode (b)  6,000  6,000
  292,745
RHODE ISLAND - 0.3%
Cumberland BAN 4% 11/26/97  2,200  2,199
Cumberland TAN 4% 6/30/97  1,150  1,151
East Providence TAN 4% 7/8/97  6,000  6,004
Providence Pub. Parking (Washington Street Garage
Proj.) Series 1991, 4.55%, LOC Morgan Guaranty
Trust, NY, VRDN (b)  1,150  1,150
Rhode Island TAN 4.50% 6/30/97 (Liquidity Facility Union
Bank of Switzerland)  1,500  1,502
  12,006
SOUTH CAROLINA - 1.2%
Berkeley County Poll. Cont. Facs. (Alumax, Inc., Proj.)
4.60%, LOC Royal Bank of Canada, VRDN  3,000  3,000
Kershaw County Ind. Dev. Rev. Rfdg. (New South Proj.)
Series 1992, 4.75%, LOC NationsBank, NA, VRDN  7,500  7,500
Marlboro County Solid Waste Disposal Facs.
(Willamette Industries, Inc., Proj.) Series 1995, 4.60%,
LOC Deutsche Bank, AG, VRDN (b)  11,300  11,300
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH CAROLINA - CONTINUED
South Carolina Jobs Econ. Dev. Auth. Rev.:
 Healthcare Facs. Rev. (The Methodist Home Proj.) Series
 1994, 4.75%, LOC NationsBank, NA, VRDN $ 7,200 $ 7,200
 (Mohawk Industries, Inc.):
  4.75%, LOC First Union Nat'l. Bank of Georgia, VRDN (b)  1,500  1,500
  4.75%, LOC First Union Nat'l. Bank of Georgia, VRDN (b) 1,800 1,800 (Wellman, Inc. Proj.):
  Series 1991, 4.40%, LOC Wachovia Bank, VRDN (b)  800  800
  Series 1992, 4.40%, LOC Wachovia Bank, VRDN (b)  500  500
South Carolina Cap. Impt. Participating VRDN, Series BT-27,
4.35% (Liquidity Facility Automatic Data Processing, Inc.) (c)  2,193
2,193
South Carolina Pub. Svc. Auth. Participating VRDN,
Series 1996 C, 4.67% (Liquidity Facility Citibank, NA) (c) 6,300 6,300 Williamsburg Ind. Dev. Auth. (Peddinghaus Corp.)
4.70%, LOC Lasalle Nat'l. Bank of Chicago, VRDN (b)  3,500  3,500
York County Poll. Cont. Rev. Rfdg. Bonds (Duke Pwr. Co. Proj.)
3.75% 7/16/97, CP mode  2,900  2,900
  48,493
SOUTH DAKOTA - 1.1%
South Dakota School Dist. TAN Series 1996, 4.75% 7/28/97 3,700 3,707 South Dakota Hsg. Dev. Auth. Participating VRDN:
 Series PT-85, 4.75% (Liquidity Facility Rabobank
 Nederland, NV) (b)(c)  13,800  13,800
 Series PA-119, 4.75% (Liquidity Facility Merrill Lynch &
 Co.) (b)(c)  8,790  8,790
South Dakota Hsg. Dev. Auth. Mtg. Bonds Series 1996 E,
 3.75%, tender 11/13/97 (b)  16,000  16,000
  42,297
TENNESSEE - 5.2%
Chattanooga Ind. Dev. Rev., VRDN:
 (Burner Systems, Inc.) 4.85%, LOC NationsBank, NA (b) 2,000 2,000 (Chattanooga Bakery, Inc.) 4.70%, LOC SunTrust Bank
 Nashville, NA (b)  1,750  1,750
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev, VRDN.:
 Series 1995, 4.70%, LOC NationsBank, NA, South  23,400  23,400
 (City of Murfreesboro Loan) 4.70%, LOC NationsBank
 of Tennessee  2,600  2,600
Dickson County Ind. Dev. Board Ind. Dev. Rev.
(Tennessee Bun Co.) Series 1996, 4.75%, LOC PNC
Bank, Ohio, VRDN (b)  2,500  2,500
Nashville and Davidson County Participating VRDN,
4.67% (Liquidity Facility Citibank, NA) (c)  10,400  10,400
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 4.85%, LOC NationsBank, NA,
South, VRDN (b) $ 3,000 $ 3,000
Knox County Ind. Dev. Board (Southern Foundry
Supply, Inc. Proj.) 4.70%, LOC SunTrust Bank,
Nashville, NA, VRDN  2,000  2,000
Memphis-Shelby County Arpt. Auth. Rev., VRDN:
 Series 1996 B-1, 4.75%, LOC First Union Nat'l.
 Bank of North Carolina (b)  27,700  27,700
 Series 1996 B-2, 4.75%, LOC First Union Nat'l.
 Bank of North Carolina (b)  17,000  17,000
 Series 1996 B-3, 4.75%, LOC First Union Nat'l.
 Bank of North Carolina (b)  2,400  2,400
 Series 1996 B-4, 4.75%, LOC First Union Nat'l.
 Bank of North Carolina (b)  24,000  24,000
Memphis-Shelby County Poll. Cont. Rev. (Birmingham Steel)
Series 1996, 4.75%, LOC PNC Bank, Kentucky, VRDN (b) 4,300 4,300 Metropolitan Nashville & Davidson County Gen.
Oblig. Participating VRDN, Series SG-11, 4.60%
(Liquidity Facility Societe Generale) (c)  4,100  4,100
Metropolitan Nashville & Davidson County Health &
Ed. Rev. (Mckendree Village, Inc. Proj.) 4.60%,
LOC SunTrust Bank, Nashville, VRDN  12,605  12,605
Montgomery County Pub. Bldg. Auth.(Pooled Fing. Rev.) VRDN:
 4.70%, LOC NationsBank of Tennessee  5,600  5,600
 Series 1995, 4.70%, LOC NationsBank of Tennessee 20,600 20,600 Morristown Ind. Dev. Rev. (Tuff Torq Corp. Proj.) Series 1989,
4.95%, LOC Bank of Tokyo, VRDN (b)  1,630  1,630
Oakridge Ind. Dev. Board Rev. Solid Waste Fac. (Environmental LP)
Series 1996, 4.70%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,800 1,800 Selmer McNairy County Ind. Dev. Rev. (United Stainless
Proj.) 4.70%, LOC Bank of America, Illinois, VRDN (b)  1,500  1,500
Sevier County, Series D1, 4.60% (Liquidity Facility
Kredietbank NV) (AMBAC Insured) VRDN  10,000  10,000
Shelby County Gen. Oblig. Participating VRDN, Series
964201, 4.72% (Liquidity Facility Citibank, NA) (c)  13,500  13,500
South Pittsburg Ind. Dev. Rev. (Lodge Manufacturing Proj.)
4.70%, LOC SunTrust Bank Nashville, NA, VRDN (b)  1,000  1,000
Sullivan County Ind. Dev. Board Rev. Rfdg., VRDN:
 (BC Realty Proj.) Series 1995, 4.85%,
 LOC First Tennessee Bank, NA  3,200  3,200
 (Executive Park Realty Proj.) Series 1995, 4.85%,
 LOC First Tennessee Bank, NA  2,100  2,100
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Volunteer State Student Funding Corp. Loan Rev., Series
1988 A-1, 4.60%, LOC Sumitomo Bank, Ltd. VRDN (b) $ 1,800 $ 1,800
Williamson County First Mtg. Rev. (Telco, Inc.) Series 1996,
4.90%, LOC NationsBank of Tennessee, VRDN (b)  2,400  2,400
  204,885
TEXAS - 13.3%
Amarillo Health Facs. (Sears Panhandle Retirement Corp.)
4.625%, LOC Texas Commerce Bank, NA, Houston, VRDN  2,900  2,900
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995,
4.75%, LOC NationsBank of Texas, VRDN  5,000  5,000
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.)
Series 1985 A, 4.275%, LOC Household Finance Corp., VRDN 1,600 1,600 Austin Independent School Dist. Adj. Rate TRAN:
 4.32%, 8/29/97 (d)  3,360  3,360
 4.32%, 8/29/97 (d)  2,940  2,940
Brazos River Auth. Poll. Cont. Rev. Rfdg. Bonds (Texas Util. Elec.)
Series 1994 A:
  3.50% 5/9/97, LOC Canadian Imperial Bank of
  Commerce, CP mode (b)  4,200  4,200
  3.60% 5/10/97, LOC Canadian Imperial Bank of
  Commerce, CP mode (b)  1,600  1,600
Brazos River Hbr. Navigation Dist. of Brazoria County
Rev. (Dow Chemical Corp.):
  Bonds:
   3.50% 5/14/97, CP mode (b)  1,000  1,000
   3.50% 6/6/97, CP mode (b)  11,000  11,000
   3.55% 6/18/97, CP mode (b)  2,000  2,000
   3.60% 5/5/97, CP mode (b)  5,000  5,000
   3.60% 5/6/97, CP mode (b)  7,950  7,950
   3.60% 5/5/97, CP mode (b)  15,100  15,100
   3.75% 7/14/97, CP mode (b)  8,200  8,200
   3.45% 6/11/97, CP mode (b)  6,500  6,500
   3.50% 6/12/97, CP mode (b)  1,000  1,000
   3.55% 6/18/97, CP mode (b)  4,400  4,400
   3.60% 5/1/97, CP mode (b)  8,490  8,490
   3.70% 7/10/97, CP mode (b)  4,660  4,660
  VRDN:
   Series 1992 A, 4.15% (b)  5,500  5,500
   Series 1993, 4.15% (b)  11,400  11,400
   Series 1996, 4.15% (b)  2,800  2,800
Comal County Health Facs. (McKenna Memorial Health Sys.)
4.70%, LOC Texas Commerce Bank, NA, Houston, VRDN  6,200  6,200
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Dallas-Fort Worth Reg'l. Arpt. Participating VRDN (c):
 Series SG-5, 4.70% (Liquidity Facility Societe Generale) $ 3,000 $ 3,000 Series 954301, 4.72% (Liquidity Facility Citibank, NA) 23,400 23,400
Dallas Area Rapid Transit Sales Tax Rev. Series A, 3.75%,
7/14/97, LOC Credit Suisse, LOC Swiss Bank Corp., CP  2,000  2,000
De Soto Independent School Dist. Participating VRDN,
Series SGA-25, 4.60% (Liquidity Facility Societe
Generale) (c)  7,230  7,230
Denton Util. Sys. Rev. Participating VRDN, Series SG-32,
4.60% (Liquidity Facility Societe Generale) (c)  5,230  5,230
El Paso Ind. Dev. Auth. (Camden Wire Co., Inc.) Series
1996, 4.90%, LOC NationsBank, NA, VRDN (b)  2,300  2,300
Galveston Ind. Dev. Corp. Rev. Rfdg. (Mitchell Interests)
4.55%, LOC Nat'l. Westminster Bank PLC, VRDN (b)  5,500  5,500
Georgetown Ind. Dev. Auth. Rev. (Chatsworth Products, Inc.)
Series 1996, 4.80%, LOC Bank One Texas, VRDN (b)  4,300  4,300
Goose Creek Independent School Dist., Adj. Rate TRAN:
 4.32% 8/29/97 (d)  780  780
 4.32% 8/29/97 (d)  1,100  1,100
Grand Prairie Ind. Dev. Auth. Rev. (Precision/API Ketema
Proj.) Series 1996, 4.90%, LOC Marine Midland
Bank, NA, VRDN (b)  940  940
Greater East Texas Higher Ed. Auth. Student Loan Rev. Rfdg.
Bonds Series 1992 B, 4.15%, tender 9/1/97, LOC Student
Loan Marketing Assoc. (b)  1,800  1,800
Greater Texas Student Loan Rev. Rfdg. Bonds Series 1996 A,
3.70%, tender 3/1/98, LOC Student Loan Marketing
Assoc. (b)  11,400  11,400
Guadalupe-Blanco River Auth. Ind. Dev. Rev. (BOC Group,
Inc. Proj.) Series 1993, 4.60%, LOC Wachovia Bank of
Georgia, NA, VRDN  3,100  3,100
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev.
(Citgo Petroleum) VRDN:
  4.15%, LOC Wachovia Bank (b)  11,400  11,400
  4.15%, LOC NationsBank of Texas (b)  8,200  8,200
Harlingen Ind. Dev. Auth. (Gibbs-Texas Die Casting) 4.70%,
LOC Harris Trust & Savings Bank of Chicago, VRDN (b)  6,000  6,000
Harris County Health Facs. Auth. Rev. Bonds (Sisters of
Charity of the Incarnate Word):
  3.75% 6/30/97 (Liquidity Facility
  Toronto-Dominion Bank) CP mode  14,800  14,800
  3.75% 6/30/97 (BPA Credit Suisse), CP mode  2,800  2,800
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Harris County Hsg. Fin. Corp. (The Mills Apts. Proj.)
4.70% (FNMA Guaranteed) VRDN (b) $ 10,100 $ 10,100
Harris County Multi-Family Hsg. Auth. (Trails of
Ashford Apt.) Series 1997, 4.75%, VRDN  5,850  5,850
Houston Hsg. Fin. Corp. Single-Family Mtg.
Participating VRDN, Series PT-1, 4.60% (Liquidity
Facility Banque Nationale de Paris) (c)  2,755  2,755
Houston TRAN 4.50% 6/30/97  4,000  4,004
Houston Wtr. & Swr. Sys. Participating VRDN:
 Series SG-24, 4.70% (Liquidity Facility Societe Generale) (c)  4,700
4,700
 Series SG-77, 4.60% (Liquidity Facility Societe Generale) (c)  6,200
6,200
Lower Colorado River Auth., CP:
 Series B, 3.75% 7/16/97 (Liquidity Facility Morgan
 Guaranty Trust Co. of NY)  10,400  10,400
 Series C, 3.50% 6/20/97 (Liquidity Facility Morgan
 Guaranty Trust Co. of NY)  15,000  15,000
 Series C, 3.75% 7/17/97 (Liquidity Facility Morgan
 Guaranty Trust Co. of NY)  12,000  12,000
Matagorda County Navigation Dist. No.1 Participating VRDN:
 Series 1989 C, 4.75% (Liquidity Facility Caisse des
 Depots et Consignments) (c)  5,900  5,900
 Series 1989 D, 4.75% (FGIC Insured)(Liquidity Facility
 Caisse des Depots et Consignments) (b)(c)  5,390  5,390
Mineral Wells Ind. Dev. Rev.:
 (Ameron Inter. Corp.) 4.55%, LOC Commerzbank
 Germany, VRDN (b)  2,000  2,000
 (Electronic Interconnects) Series 1997, 4.80%,
 LOC NBD Bank, NA, Detroit, VRDN (b)  5,100  5,100
Nacogdoches Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor
Inns, Inc. Proj.) 4.75%, LOC NationsBank of Texas, VRDN  2,035  2,035
North Texas Higher Ed. Auth. Student Loan Rev., VRDN:
 Rfdg. Series 1990, 4.60%, LOC Student Loan
 Marketing Assoc. (b)  1,800  1,800
 Series A, 4.60% (AMBAC Insured) (Liquidity Facility
 Student Loan Marketing Assoc.) (b)  3,900  3,900
 Series 1987, 4.50%, LOC Credit Communale de
 Belgique (b)  9,250  9,250
 Series 1990, 4.60%, LOC Student Loan Marketing
 Assoc. (b)  4,600  4,600
 Series 1991 F, 4.60% (AMBAC Insured) (BPA Student
 Loan Marketing Assoc.) (b)  2,500  2,500
 Series 1993 A, 4.60%, LOC Student Loan Marketing
 Assoc. (b)  5,500  5,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Port Corpus Christi Ind. Dev. Corp., VRDN:
 (Citgo Petroleum Proj.) Series 1996, 4.15%, LOC
 Banque Nationale De Paris (b) $ 5,100 $ 5,100
 (Coastal Corp.) Series 1997, 4.60%, LOC Banque Nationale.
 de Paris (b)  16,000  16,000
 (Valero Refining & Marketing Co.) 4.15%, LOC Bank of
 Montreal (b)  1,200  1,200
Port Corpus Christi Waste Rev. (Coastal Refining & Mktg.)
4.60%, LOC Banque Nationale de Paris, VRDN (b)  3,900  3,900
Port Neches Groves (Independent School Dist.) Adj. Rate TRAN:
 4.32% 8/29/97 (d)  1,500  1,500
 4.32% 8/29/97 (d)  300  300
San Antonio Hotel Occupancy Tax Rev. Participating
VRDN, Series SG-51, 4.60% (Liquidity Facility Societe
Generale) (c)  4,150  4,150
San Antonio Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
 (Cape Cod Apts.) Series 1990, 4.70% (FNMA
 Guaranteed) (b)  4,800  4,800
 (Eagle's Nest Apt. Proj.) 4.70% (FNMA Guaranteed) (b)  1,100  1,100
 (Hbr. Care Ambassador) 4.70% (FNMA Guaranteed) (b)  3,700  3,700
 (La Jolla Apts.) 4.70% (FNMA Guaranteed) (b)  8,000  8,000
 (Mesa Ridge Apts. Proj.) 4.70%, (FNMA Guaranteed)
 LOC Credit Lyonnaise (b)  1,900  1,900
 (Wellington Place Proj.) 4.70% (FNMA Guaranteed) (b)  3,700  3,700
San Antonio Wtr. Rev. Participating VRDN, Series 1996,
4.67% (Liquidity Facility Citibank, NA) (c)  5,800  5,800
South Texas Higher Ed. Auth. Student Loan Rev. Series 1995,
4.50%, LOC Student Loan Marketing Assoc., VRDN (b)  10,700  10,700
Terrell Ind. Dev. Corp. Ind. Dev. Rev. (Consolidated Systems)
4.70%, LOC Wachovia Bank of South Carolina, NA,
VRDN (b)  4,500  4,500
Texas A&M Univ. Rev.:
 Fin. Sys. Series B, 3.70%, 7/18/97, CP  4,000  4,000
 Participating VRDN, Series SG-21, 4.60% (Liquidity
 Facility Societe Generale) (c)  7,500  7,500
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN:
 Series PA-126, 4.60% (MBIA Insured) (Liquidity Facility
 Merrill Lynch & Co., Inc.) (c)  1,885  1,885
 Series PT-9, 4.65% (Liquidity Facility CommerzBank,
 Germany) (c)  3,055  3,055
 Series PT-93, 4.65% (Liquidity Facility Bayerische
 Hypotheken-und Weschel Bank) (c)  6,265  6,265
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97  30,250  30,341
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Texas Pub. Fin. Auth.:
 Participating VRDN, Series 1996-CB2, 4.60% (Liquidity
 Facility Chase Manhattan Bank) (c) $ 4,970 $ 4,970
 Series 1993 A, 3.70% 7/22/97, CP  3,500  3,500
Texas School Board TAN 4.75% 8/29/97 (FSA Insured)  3,500  3,509
Texas Wtr. Dev. Board Participating VRDN, Series SGA-23,
4.60% (Liquidity Facility Societe Generale) (c)  5,600  5,600
Travis County Hsg. Fin. Corp. Multi-Family Hsg. Rev. VRDN:
 (Aspen Hills Proj.) 4.70% (FNMA Guaranteed) (b)  6,800  6,800
 (Primecrest Ltd. Proj.):
  Series 1990 A, 4.60%, LOC ABN-AMRO Bank (b)  3,400  3,400
  Series 1990 B, 4.70%, LOC Algemene Bank (b)  2,400  2,400
White Settlement Ind. Dev. Corp. (Special Proj. Mfg. Co.) 4.90%,
LOC Texas Commerce Bank, NA, Houston, VRDN (b)  1,800  1,800
  518,439
UTAH - 2.0%
Davis County School Dist. TAN 4.50% 6/30/97  1,630  1,632
Intermountain Pwr. Auth. Participating VRDN, 4.72%
(Liquidity Facility Citibank New York, NA) (c)  7,600  7,600
Salt Lake City Arpt. Rev., Series 1996 A, 4.70%,
LOC Union Bank of Switzerland, VRDN (b)  33,600  33,600
Taylorsville Ind. Dev. Rev. (BDS Hermes Assoc. Proj.)
4.70%, LOC Bank One Arizona, NA, VRDN  3,430  3,430
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83,
4.60% (Liquidity Facility Societe Generale) (c)  2,100  2,100
Toole City Ind. Dev. Rev. (Nelson & Sons Proj. ) Series 1997,
4.80%, LOC Key Bank Nat'l. Assoc., VRDN (b)  1,500  1,500
Utah Board of Regents Student Loan, 4.60%
(AMBAC Insured) (BPA Barclays Bank PLC) VRDN  8,100  8,100
Utah Hsg. Fin. Agcy. Single Family Mtg., VRDN:
 Series 1996-3, 4.65% (Liquidity Facility Westdeutsche
 Landsbank Girozentrale) (b)  1,900  1,900
 Series 1996-4, 4.60% (Liquidity Facility Westdeutsche
 Landsbank Girozentrale)  1,125  1,125
 Series 1996-5, 4.65% (Liquidity Facility Westdeutsche
 Landsbank Girozentrale) (b)  17,185  17,185
  78,172
VERMONT - 0.1%
Vermont Econ. Dev. Auth. (Huber & Suhner Proj.) 4.80%,
LOC Key Bank, NA, VRDN  2,390  2,390
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VERMONT - CONTINUED
Vermont Ed. & Health Bldgs. Auth. Hosp. Rev.
(VHA of New England) 4.65% (AMBAC Insured)
(BPA First Nat'l. Bank of Chicago) VRDN $ 1,300 $ 1,300
Vermont Student Asst. Corp. Student Loan Rev. Series 1985,
3.65%, LOC Nat'l. Westminster Bank PLC, VRDN  1,725  1,725
  5,415
VIRGINIA - 3.0%
Bedford Ind. Dev. Auth. (Nekoosa Packaging Corp.) 4.70%,
LOC Canadian Imperial Bank of Commerce, VRDN (b)  1,500  1,500
Botetourt County Ind. Dev. Auth. (Virginia Forge Co. Proj.)
Series 1996, 4.80%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  1,300  1,300
Campbell County Ind. Dev. Auth. Facs. Rev.
(Hadson Pwr. 12-Altavista Proj.) Series 1990 A, 4.40%,
LOC Barclays Bank PLC, UK, VRDN (b)  3,400  3,400
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Electric Pwr. Co. Proj.):
  Series 1985, 3.70% 7/16/97, CP mode  2,000  2,000
  Series 1985, 3.75% 7/23/97, CP mode  1,800  1,800
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Electric Pwr. Co. Proj.):
  Series 1987 A, 3.50% 5/8/97, CP mode  3,400  3,400
  Series B, 3.55% 6/18/97, CP mode  1,000  1,000
  Series B, 3.55% 6/20/97, CP mode  1,000  1,000
Greensville County (Beach Mold & Tool) 4.75%,
LOC Nat'l. City Bank, Kentucky, VRDN (b)  1,800  1,800
King George County Ind. Dev. Auth. Solid Waste
Disposal Series 1996, 4.70%, LOC Morgan
Guaranty Trust, NY, VRDN (b)  3,300  3,300
Louisa County Ind. Dev. Auth. Rev. Series 1995, 4.70%,
LOC NationsBank, NA, VRDN  39,100  39,100
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Electric Pwr. Co. Proj.):
  Series 1985, 3.55% 6/18/97, CP mode  2,700  2,700
  Series 1985, 3.55% 7/15/97, CP mode  9,790  9,790
  Series 1987, 3.70% 7/17/97, CP mode  5,100  5,100
Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Electric Pwr. Co. Proj.) 3.75% 7/18/97, CP mode 3,000 3,000 Richmond Gen. Oblig. 4.70%, LOC NationsBank, NA, VRDN 4,600 4,600 Virginia Hsg. Dev. Auth. Bonds (Commonwealth Mortgage
Bonds) Series 1996 G, 3.50%, tender 7/22/97 (b)  24,800  24,800
York County Ind. Dev. Auth. (Philip Morris Co. Proj.)
Series 1991, 4.75%, VRDN  4,000  4,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
York County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia
Electric Pwr. Co. Proj.) Series 1985, 3.70%
7/17/97, CP mode  $ 5,200 $ 5,200
  118,790
WASHINGTON - 3.9%
Kent Gen. Oblig. Participating VRDN, Series SGA-27,
4.60% (Liquidity Facility Societe Generale) (c)  5,070  5,070
Pierce County Econ. Dev. Corp. Rev. (Pacifix LLC Proj.)
4.70%, LOC Wells Fargo Bank, VRDN (b)  2,400  2,400
Port of Seattle Subordinate Lien Rev. Series 1997, 4.05%,
LOC Canadian Imperial Bank of Commerce, VRDN (b)  8,300  8,300
Spokane County TAN Series 96-B, 4% 6/30/97  1,100  1,100
Washington Student Loan Fin. Assoc. Student Loan Prog. Rev.,
Series 1987 B, 4.70%, LOC Sanwa Bank, Ltd., VRDN (b) 6,700 6,700 Washington Gen. Oblig. Participating VRDN:
 Series BT-101, 4.65% (BPA Bankers Trust Co.) (c)  12,065  12,065
 Series BT-114, 4.65% (BPA Bankers Trust Co.) (c)  9,005  9,005
 Series SG-9, 4.70% (Liquidity Facility Societe Generale) (c) 4,100 4,100 Series SGB-11, 4.70% (Liquidity Facility Societe
 Generale) (c)  3,700  3,700
 Series SGA-35, 4.60% (Liquidity Facility Societe
 Generale) (c)  12,500  12,500
 Series SG-37, 4.60% (Liquidity Facility Societe
 Generale) (c)  11,080  11,080
 Series SGA-36, 4.60% (Liquidity Facility Societe
 Generale) (c)  11,000  11,000
 Series SGB-13, 4.70% (Liquidity Facility Societe
 Generale) (c)  10,000  10,000
 Series 1993 B, 4.72% (Liquidity Facility Citibank, NA) (c) 13,300 13,300 Series BT-195, 4.65% (Liquidity Facility Bankers Trust Co.) (c) 5,300
5,300
Washington Econ. Dev. Auth. Fin. Auth. (Hunter Douglas
Proj.) Series 1997 A, 4.70%, VRDN (b)  2,200  2,200
Washington Hsg. Fin. Commission:
 Multi-Family Rev.:
  (Winterhill Apt. Proj.) Series 1996 A, 4.75% (FSA Insured)
  (Liquidity Facility Wells Fargo Bank, NA) VRDN (b) 4,300 4,300 (Eaglepointe Apts.) Series 1996 A, 4.75% (MBIA Insured)
  (Liquidity Facility Wells Fargo Bank, NA) VRDN (b) 2,840 2,840 Single-Family Mtg. Bonds:
  Series PT-86, 3.70% tender 6/12/97 (Liquidity Facility
  Merrill Lynch & Co., Inc.) (b)(c)(d)  4,060  4,060
  Series 1996 A, 3.75%, tender 11/1/97  2,100  2,100
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WASHINGTON - CONTINUED
Washington Pub. Pwr. Supply Sys.:
 Participating VRDN, Series 1994 B, 4.72% (Liquidity
 Facility Citibank, NA) (c) $ 20,600 $ 20,600
 Tender Option Ctfs., Series BT-61, 4.32% (Liquidity Facility
 Automatic Data Processing, Inc.) (c)  2,335  2,335
  154,055
WEST VIRGINIA - 1.4%
Marion County Solid Waste Disp. Rev., (American
Bituminous Pwr. Partners) VRDN:
  Series 1990 A, 4.60%, LOC Nat'l. Westminster
  Bank PLC (b)  26,400  26,400
  Series 1990 B, 4.60%, LOC Nat'l. Westminster
  Bank (b)  13,400  13,400
  Series 1990 C, 4.60%, LOC Nat'l. Westminster
  Bank PLC (b)  2,500  2,500
  Series 1990 D, 4.60%, LOC Nat'l. Westminster
  Bank PLC (b)  300  300
West Virginia Hosp. Fin. Auth. Hosp Rev. (Volunteer Hosp.
of America) Series 1985 D, 4.70% (AMBAC Insured)
(BPA First Nat'l. Bank) VRDN  1,700  1,700
West Virginia Public Energy Auth. Rev. Bonds
(Morgantown Energy Assoc.):
  3.50% 5/9/97, LOC Swiss Bank Corp., CP mode (b)  6,100  6,100
  3.45% 6/17/97, LOC Swiss Bank Corp., CP mode (b)  2,700  2,700
  3.70% 7/9/97, LOC Swiss Bank Corp., CP mode (b)  1,000  1,000
  54,100
WISCONSIN - 1.2%
Augusta Ind. Dev. Rev. Rfdg. (Ball Corp.) Series 1993,
4.60%, LOC PNC Bank, Ohio, VRDN  3,100  3,100
Beaver Dam Unified School Dist. BAN 3.85% 10/14/97  1,700  1,700
Janesville Ind. Dev. Rev. Rfdg. (Seneca Foods Corp. Proj.)
Series 1992, 4.75%, LOC ABN-AMRO Bank, VRDN  7,710  7,710
Kenosha Unified School Dist. TRAN 4.25% 9/26/97  6,000  6,008
Milwaukee County Gen. Oblig. Bonds, Series A,
4.80% 9/1/97  1,300  1,305
Merrill Ind. Dev. Rev. Series 1996, 4.75%, LOC Firstar Bank,
Milwaukee, VRDN (b)  5,955  5,955
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc.) 4.70%,
LOC Firstar Bank Milwaukee, NA, VRDN (b)  2,000  2,000
Platteville Ind. Dev. Auth. Rev. (Woodward
Communications) 4.80%, LOC Harris Trust & Savings
Bank of Chicago, VRDN (b)  1,850  1,850
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WISCONSIN - CONTINUED
Prentice Ind. Dev. Rev. (Blount Proj.) Series 1994,
4.90%, LOC NationsBank, NA, South, VRDN (b) $ 2,000 $ 2,000
Shawano-Gresham School Dist. BAN 4.10% 12/1/97  2,000  2,001
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996,
4.75%, LOC Firstar Bank Milwaukee, NA, VRDN (b)  1,600  1,600
Sun Prairie Ind. Dev. Rev. (Flambeau Corp. Proj.) Series 95,
4.75%, LOC Firstar Bank Milwaukee, NA, VRDN (b)  7,000  7,000
Whitnall School Dist. TRAN 4.50% 9/22/97  1,400  1,403
Wisconsin TRAN Series 1996, 4.50% 6/16/97  2,300  2,303
Wisconsin Health & Ed. Facs. Rev. Bonds (Alexian Village
of Milwaukee) 3.75% 7/10/97, LOC Sumitomo Bank
of Japan, CP mode  2,500  2,500
  48,435
WYOMING - 0.1%
Laramie County Ind. Dev. Rev. (Cheyenne Light, Fuel & Pwr.)
4.60%, (AMBAC Insured) (Liquidity Facility Norwest
Bank, Minnesota) VRDN (b)  2,500  2,500
MULTIPLE STATES - 0.8%
Clipper Participating VRDN, Series 1995-1,
4.77% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (b)(c)  1,614  1,614
Florida Board of Ed. Participating VRDN, 4.72% (Liquidity
Facility Citibank, NA) (c)  4,700  4,700
Washington Gen. Oblig. Participating VRDN, Series 96C0917,
4.72%, (Liquidity Facility Citibank, NA) (c)  4,000  4,000
Stephens Equity Trust II Participating VRDN, Series 1996,
4.72%, LOC Republic Nat'l. Bank, NY (c)  19,081  19,081
NCNB Tax-Exempt Trust Participating VRDN, Series 1990 A,
4.25%, LOC NationsBank, NA (c)  1,025  1,025
  30,420
 SHARES
OTHER - 1.9%
Municipal Central Cash Fund (e)(f)  73,882,830  73,883
TOTAL INVESTMENTS - 100%  $ 3,913,276
Total Cost for Income Tax Purposes  $ 3,913,276
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION COST
SECURITY DATE (000S)
Austin Independent School
 Dist. Adj. Rate TRAN:
  4.32%, 8/29/97 11/21/96 $ 3,360
  4.32%, 8/29/97 11/1/96 $ 2,940
Goose Creek Independent
 School Dist., Adj. Rate
 TRAN:
  4.32% 8/29/97 11/1/96 $ 780
  4.32% 8/29/97 12/16/96 $ 1,100
 ACQUISITION COST
SECURITY DATE (000S)
Massachusetts Gen. Oblig.
 Series BT-214, 3.60%
 tender 5/7/97 (Liquidity
 Facility Bankers Trust
 Co.) 11/14/96 $ 2,215
Port Neches Groves
 (Independent School
 Dist.) Adj. Rate TRAN:
  4.32% 8/29/97 12/9/96 $ 1,500
  4.32% 8/29/97 11/26/96 $ 300
Washington Hsg. Fin.
 Commission Single-
 Family Mtg. Bonds
 Series PT-86, 3.70%
 tender 6/12/97 1/2/97 $ 4,060
5. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
6. At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.30%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At October 31, 1996 the fund had a capital loss carryforward of approximately $630,000 of which $117,000, and $513,000 will expire on October 31, 1997 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                                   $ 3,913,276
See accompanying schedule

Cash                                                                                    355

Receivable for investments sold                                                         6,950

Share transactions in process                                                           18,765

Interest receivable                                                                     34,696

 TOTAL ASSETS                                                                           3,974,042

LIABILITIES

Payable for investments purchased                                           $ 57,573

Distributions payable                                                        399

Accrued management fee                                                       1,002

Other payables and accrued expenses                                          735

 TOTAL LIABILITIES                                                                      59,709

NET ASSETS                                                                             $ 3,914,333

Net Assets consist of:

Paid in capital                                                                        $ 3,914,868

Accumulated net realized gain (loss) on investments                                     (535)

NET ASSETS, for 3,914,868 shares outstanding                                           $ 3,914,333

NET ASSET VALUE, offering price and redemption price                                    $1.00
per share ($3,914,333 (divided by) 3,914,868 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INTEREST INCOME                                                               $ 69,395

EXPENSES

Management fee                                                      $ 5,666

Transfer agent, accounting and custodian                             3,648
fees and expenses

Registration fees                                                    139

Audit                                                                28

Legal                                                                26

Miscellaneous                                                        20

 Total expenses before reductions                                    9,527

 Expense reductions                                                  (8)       9,519

NET INTEREST INCOME                                                            59,876

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                        99

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 59,975


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       SIX MONTHS       YEAR ENDED
                                                           ENDED            OCTOBER 31,
                                                           APRIL 30, 1997   1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 59,876         $ 114,663
Net interest income

 Net realized gain (loss)                                   99               (524)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            59,975           114,139
FROM OPERATIONS

Distributions to shareholders from net interest income      (59,876)         (114,663)

Share transactions at net asset value of $1.00 per share    6,552,862        11,031,824
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     57,464           109,908

 Cost of shares redeemed                                    (6,370,424)      (11,072,668)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           239,902          69,064
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   240,001          68,540

NET ASSETS

 Beginning of period                                        3,674,332        3,605,792

 End of period                                             $ 3,914,333      $ 3,674,332


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
beginning of period

Income from                     .015       .031      .034      .023      .022      .031
Investment
Operations
Net interest income



Less Distributions

 From net interest              (.015)     (0.31)    (.034)    (.023)    (.022)    (.031)
 income

Net asset value, end           $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
of period

TOTAL RETURN B                  1.55%      3.17%     3.48%     2.33%     2.23%     3.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 3,914    $ 3,674   $ 3,606   $ 3,495   $ 2,936   $ 2,725
period (in millions)

Ratio of expenses to            .50% A     .49%      .50%      .52%      .49%      .48%
average net assets

Ratio of expenses to            .49% A,    .49%      .50%      .52%      .49%      .48%
average net assets              C
after expense
reductions

Ratio of net interest           3.11% A    3.12%     3.43%     2.31%     2.21%     3.11%
income to average
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $16,255,000 or 0.42% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .15%. For the period, the management fee was equivalent to an annualized rate of .29% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $3,329,000 and $214,000, respectively.
For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $260,000.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $8,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
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TO WRITE FIDELITY


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INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
  Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
NEW JERSEY
MUNICIPAL
MONEY MARKET
FUND


SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     8     A summary of major shifts in the
                             fund's investments over the past six
                             months
                             and one year.

INVESTMENTS            9     A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   16    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  20    Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997   PAST 6   PAST 1   PAST 5   LIFE OF
                               MONTHS   YEAR     YEARS    FUND

Spartan New Jersey Municipal   1.56%    3.18%    15.36%   26.72%
Money Market Fund

New Jersey Tax-Free            1.41%    2.92%    13.87%   25.15%
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a specific period - in this case six months, one year, five years or since the fund started on May 1, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average, which reflects the performance of 16 New Jersey tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997         PAST 1   PAST 5   LIFE OF
                                     YEAR     YEARS    FUND

Spartan New Jersey Municipal         3.18%    2.90%    3.44%
Money Market Fund

New Jersey Tax-Free                  2.92%    2.63%    3.26%
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      4/28/97   2/3/97   10/28/96   7/29/96   4/29/96



Spartan New Jersey          3.62%   3.16%   3.20%   3.18%   3.40%
Municipal Money Market



If Fidelity had not         3.47%   3.01%   3.05%   3.03%   3.23%
reimbursed certain fund
expenses



New Jersey                  3.36%   2.85%   2.86%   2.84%   3.12%
Tax-Free Money Market
Funds Average



Spartan New Jersey          6.04%   5.27%   5.34%   5.31%   5.67%
Municipal Money Market -
Tax-equivalent



If Fidelity had not         5.79%   5.02%   5.09%   5.06%   5.39%
reimbursed certain fund
expenses

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain fund expenses during the periods shown, the yields would have been lower. You can compare these yields to the New Jersey tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 40.08%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the
two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Scott Orr became Portfolio Manager of Spartan New Jersey Municipal Money Market Fund on April 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS, SCOTT?
A. At the beginning of the period, the market had become complacent with the Federal Reserve Board's monetary policy. At that time, the economy was growing at a moderate pace and inflation remained well under control. The Fed had stayed on the sidelines, keeping the rate banks charge each other for overnight loans - the fed funds rate - steady at 5.25% since January 1996. In February and March 1997, however, signs that the economy was growing at a stronger clip changed market sentiment. Expectations of a rate increase culminated in the Fed's announcement at its March 25 Open Market Committee meeting that it had increased the fed funds rate by 0.25% to 5.50%. This was the first time the Fed had changed the rate since lowering it by 0.25% in January 1996. From the end of March through the end of the period, yields in the market reflected a strong belief that the Fed would continue to raise rates. It was widely expected that it would do so at its May meeting, and perhaps again in July. The question at the end of the period was not if the Fed would raise rates, but by how much and how many more times.
Q. WHAT WAS THE STRATEGY IN THIS ENVIRONMENT?
A. The environment was one in which we expected rates to be higher in the ensuing months. As a result, part of our strategy was to invest in variable rate securities because they move up or down with changes in interest rates. At the same time, we sought to buy fixed-rate notes when they were expected to outyield variable rate securities over the terms of the notes. In the New Jersey market, fixed-rate instruments often offer a yield advantage over variable rate notes because there is much stronger demand for the latter. As a result of focusing more on longer-term, fixed-rate securities in order to pick up extra yield, the fund tended to maintain an average maturity in the mid- to low-60-day range, moderately longer than its peers.
Q. HOW DID THE FUND PERFORM?
A. Spartan New Jersey Municipal Money Market Fund's seven-day yield on April 30, 1997, was 3.69%, compared to 3.20% six months ago. The more recent seven-day yield was the equivalent of a 6.16% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. Through April 30, 1997, the fund's six-month total return was 1.56%, compared to 1.41% for the New Jersey tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I believe we'll see further increases in short-term rates by the Fed. If data emerges pointing to a moderation of economic growth, the market may scale back its expectations of further Fed rate increases. However, I believe at this point that it would take a significant slowdown for the Fed to decide to keep rates at present levels. I believe we're in for at least two more rate increases, and I'll be operating under that assumption when making decisions going forward.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining
share price stability by
investing in high-quality
short-term New Jersey
municipal money market
securities
FUND NUMBER: 423
TRADING SYMBOL: FSJXX
START DATE: May 1, 1990
SIZE: as of April 30, 1997,
more than $512 million
MANAGER: Scott Orr, since
April, 1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1989
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND    % OF FUND    % OF FUND
            ASSETS       ASSETS       ASSETS
            4/30/97      10/31/96     4/30/96

  0 - 30    58           60           62

 31 - 90    20           17           17

 91 - 180   10           11           10

181 - 397   12           12           11

WEIGHTED AVERAGE MATURITY
                          4/30/97   10/31/96   4/30/96

Spartan New Jersey        61 days   57 days    55 days
Municipal Money Market
Fund

New Jersey                49 days   60 days    53 days
Tax-Free Money Market
Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997  AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 31.6
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 15.0
Row: 1, Col: 5, Value: 51.0
Variable rate
demand notes
(VRDNs) 53%
Commercial paper
(including variable
tenders) 14%
Tender bonds 2%
Municipal
notes 30%
Other 1%
Variable rate
demand notes
(VRDNs) 51%
Commercial paper
(including variable
tenders) 15%
Tender bonds 0%
Municipal
notes 32%
Other 2%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 29.6
Row: 1, Col: 3, Value: 2.6
Row: 1, Col: 4, Value: 14.0
Row: 1, Col: 5, Value: 52.0
*SOURCE: IBC'S MONEY FUND SOURCE(registered trademark)
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - 84.7%
Atlantic County Impt. Auth. Rev. (Pooled Gov't. Loan Prog.)
4.25%, LOC Marine Midland Bank, VRDN $ 200,000 $ 200,000
Belleville Township (Essex County) BAN 3.67% 7/25/97 1,000,000 1,000,270 Bernardsville Borough BAN 4.50% 4/16/98 2,545,137 2,559,927
Bloomingdale BAN 4.25% 3/13/98  1,300,000  1,304,334
Burlington Township (Burlington County) BAN 4% 10/1/97  1,100,000
1,101,214
Camden County Impt. Auth. Rev., VRDN:
 (Jewish Commty. Center Proj.) Series 1995, 4.55%,
 LOC Fleet Bank, NA  1,800,000  1,800,000
 (Parkview Redev. Hsg. Proj.) 4.50%, LOC General Electric
 Capital Corp. (b)(c)  6,800,000  6,800,000
Cape May County BAN 4% 2/27/98  1,216,000  1,216,000
Cedar Grove Township BAN 4% 3/9/98  1,000,000  1,000,000
Clark Township BAN 3.57% 9/26/97  4,000,000  4,000,310
Clifton BAN 4.50% 6/26/97  2,800,000  2,802,477
Cranford Township BAN 4% 3/20/98  3,100,000  3,106,602
Delaware River Port Auth. Participating VRDN, Series SG-53,
4.55% (Liquidity Facility Societe Generale, France) (d)  9,640,000
9,640,000
Denville Township BAN 4% 12/26/97  4,800,000  4,813,625
Denville Township Board of Ed. BAN 4% 2/19/98  2,350,000  2,356,378
Emerson Borough BAN 4.125% 2/5/98  756,600  758,695
Essex County Impt. Auth. Rev., VRDN:
 (Pooled Govt. Loan Prog.) Series 1986, 4.20%,
 LOC Bancode Santander  6,000,000  6,000,000
 Series 1995, 4.35% (AMBAC Insured) (BPA Morgan
 Guaranty Trust, NY)  11,000,000  11,000,000
Essex Falls BAN 4% 12/12/97  2,650,000  2,656,616
Fairlawn BAN 4% 12/12/97  5,000,000  5,012,486
Florham Park BAN 4.25% 11/7/97  1,379,000  1,382,452
Freehold Township BAN:
 4.25% 2/6/98  1,240,895  1,246,101
 4.125% 10/30/97  2,100,000  2,103,790
Gloucester County Ind. Poll. Cont. Fin. Auth. Rev. Rfdg.
(Monsanto Proj.) Series 1992, 4.25%, VRDN  2,720,000  2,720,000
Hamilton Township BAN 4% 9/25/97  4,400,000  4,407,046
Harding Township BAN 4.11% 7/11/97  1,022,500  1,022,707
Hillside BAN 4.50% 8/8/97  2,800,000  2,803,648
Hillside Township BAN 4.25% 3/9/98  1,510,000  1,515,280
Hopewell Township Mercer County BAN 4.25% 10/31/97 1,249,424 1,251,842 Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Gov't.
Loan Prog.) Series 1986, 4.50%, LOC Hong Kong &
Shanghai Banking Corp., VRDN  22,460,000  22,460,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Lacey Township:
 TAN 4.50% 8/15/97 $ 1,000,000 $ 1,001,425
 BAN 4.50% 4/30/98  900,000  903,617
Lavalette Borough BAN:
 4.25% 5/2/97  2,100,000  2,100,025
 4.25% 11/6/97  1,358,093  1,360,470
 4% 2/27/98  1,700,000  1,703,512
 4.50% 5/1/98  787,235  791,006
Longbranch BAN 4.25% 12/12/97  1,585,000  1,590,173
Mahwah Township BAN 4.50% 6/26/97  1,695,000  1,696,374
Mahwah Board of Ed. BAN 4.50% 5/15/97  1,300,000  1,300,297
Mendham Township BAN 4% 10/7/97  1,450,000  1,452,458
Mercer County BAN 4.50% 6/17/97  10,000,000  10,007,897
Metuchen BAN 4.09% 10/3/97  536,000  536,196
Montclair Township BAN:
 4% 1/23/98  2,864,000  2,869,976
 4.50% 6/27/97  2,116,000  2,117,748
Mount Olive Township BAN 3.875% 10/15/97  2,804,000  2,806,798
Neptune Township BAN 4.50% 7/23/97  1,857,000  1,858,012
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN:
 (Arden Group) Series 1989 BB, 4.50%,
 LOC PNC Bank (c)  1,450,000  1,450,000
 (Composite Issue) (Alesi Graphics Inc.) Series 1989 AA,
 4.50%, LOC PNC Bank (c)  400,000  400,000
 (Composite Issue) Series 1989-B, 4.50%,
 LOC PNC Bank (c)  350,000  350,000
 (Composite Issue) (Ellison School Inc.) Series 1989 KK,
 4.40%, LOC PNC Bank  550,000  550,000
 (Dial Realty) Series 1988 L, 4.50%,
 LOC PNC Bank (c)  2,150,000  2,150,000
 (Eastern Silk) Second Series D2, 4.50%, LOC Banque
 Nat'l. de Paris (c)  1,335,000  1,335,000
 (Fieldstone Corp.) Series 1988 K, 4.50%,
 LOC PNC Bank (c)  1,050,000  1,050,000
 (Guttenplan's Bakery) Series 1989 G, 4.50%,
 LOC PNC Bank (c)  2,350,000  2,350,000
 (Herzel Mor Corp.) Series 1989 L, 4.50%,
 LOC PNC Bank (c)  500,000  500,000
 (Lamart Corporation) Series 1989 JJ, 4.50%,
 LOC PNC Bank (c)  350,000  350,000
 (National Refrigerant) Series 1994 A, 4.60%,
 LOC Corestates Bank (c)  1,150,000  1,150,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN: - continued
 (Pictorial Offset Corp.) Series 1989 H, 4.50%,
 LOC PNC Bank (c) $ 1,200,000 $ 1,200,000
 (PVC Container Corp.) Series 1987 D, 4.65%,
 LOC Nat'l. Westminster Bank PLC, UK (c)  2,165,000  2,165,000
 (Recycle, Inc. Proj.) Series 1995, 4.65%, LOC Fleet Bank (c)  5,500,000
5,500,000
 (Richard L Tauber Issue) Series 93 B-1, 4.30%,
 LOC Fleet Bank (c)  3,155,000  3,155,000
 Series E-1, 4.45%, LOC Fleet Bank (c)  1,890,000  1,890,000
 (The Nash Group 85 Proj.) Series 1986, 4.35%,
 LOC Chase Manhattan Bank (c)  470,000  470,000
 (80 Carter Drive Assoc. Proj.) Series 1984, 4.75%,
 LOC Marine Midland Bank  320,000  320,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. Rfdg.
(RJB Associates 1983 Proj.) 4.55%, LOC PNC Bank, VRDN  500,000  500,000
New Jersey Econ. Dev. Auth. Facs. Rev. (United Water NJ, Inc.)
Series 1996 B, 3.50% (AMBAC Insured) VRDN (c)  1,200,000  1,200,000
New Jersey Econ. Dev. Auth. First Mtg. Rev. (Franciscan Oaks Proj.)
Series 1992 B, 4.45%, LOC Bank of Scotland, VRDN  1,200,000  1,200,000
New Jersey Econ. Dev. Auth. Gas Facs. Rev. (NUI Corp. Proj.)
Series 1996 A, 3.85% (AMBAC Insured) (BPA Bank of
New York, NY) VRDN (c)  2,600,000  2,600,000
New Jersey Econ. Dev. Auth. Ind. & Econ. Dev. Rev., VRDN:
 (Block Drug Corp.) Series A, 4.60%,
 LOC SunTrust Bank, Atlanta (c)  715,000  715,000
 (Casa DiBertacchi Corp. Facs.) Series 1988, 4.70%,
 LOC Marine Midland Bank (c)  700,000  700,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev.
(Public Service Elec. & Gas Proj.) Series 1995 A, 4.20%
(MBIA Insured) (BPA Swiss Bank Corp.) VRDN  2,000,000  2,000,000
New Jersey Healthcare Facs. Fin. Auth. Rev.
(Hosp. Cap. Asset Fing. Prog.) Series 1985 B, 4.40%,
LOC Chase Manhattan Bank, VRDN  1,500,000  1,500,000
New Jersey Econ. Dev. Auth. Rev. Bonds:
 (Chambers Cogeneration LP) Series 1991, 3.45%,
 variable tender 5/7/97 LOC Swiss Bank Corp. (c) 9,000,000 9,000,000 (Chambers Cogeneration LP) Series 1991, 3.50%,
 variable tender 7/14/97 LOC Swiss Bank Corp. (c) 8,500,000 8,500,000 (Chambers Cogeneration LP) Series 1991, 3.50%,
 variable tender 7/14/97 LOC Swiss Bank Corp. (c) 7,000,000 7,000,000 (Keystone Proj.) Series 1992, 3.45%, variable tender 6/10/97
 LOC Union Bank of Switzerland (c)  14,000,000  14,000,000
 (Keystone Proj.) Series 1992, 3.50%, variable tender 7/14/97
 LOC Union Bank of Switzerland (c)  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Rev., VRDN:
 (E.P. Henry Corp. Proj.) 4.75%, LOC New Jersey
 Nat'l. Bank (c) $ 960,000 $ 960,000
 (500 International Drive Partners Proj.) Series 1995,
 4.45%, LOC First Union Nat'l. Bank  3,000,000  3,000,000
 (Paterson Composite) Series C, 4.40%, LOC Chase
 Manhattan Bank (c)  2,500,000  2,500,000
 (Peddie School Proj.) 4.40% (BPA PNC Bank)  500,000  500,000
New Jersey Edl. Facs. Auth. Participating VRDN, Series SG-48,
4.55% (Liquidity Facility Societe Generale, France) (d)  4,500,000
4,500,000
New Jersey Gen. Oblig. Participating VRDN:
 Series BT, 4.65% (Liquidity Facility Bankers Trust Co.) (d)  7,785,000
7,785,000
 Series 1995-CB1, 4.60% (Liquidity Facility Chase
 Manhattan Bank) (d)  2,000,000  2,000,000
New Jersey Sports and Exposition Auth. Rev., Series 1992 C,
4.50% (MBIA Insured) (BPA Barclays Bank) VRDN  27,250,000  27,250,000
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN:
 Series PA-117, 4.65% (Liquidity Facility Merrill
 Lynch & Co.) (c)(d)  5,160,000  5,160,000
 Series 1996 F, 4.62% (Liquidity Facility Bank of America) (d)  5,420,000
5,420,000
 Series PT-92, 4.65% (Liquidity Facility Bayerische
 Hypotheken-und Weschel Bank) (c)(d)  7,485,000  7,485,000
 Series 1994 C-Eagle NJ, 4.67% (MBIA Insured) (Liquidity
 Facility Citibank, NA) (d)  3,900,000  3,900,000
 Series 1994 C-Eagle NJ, 4.82% (MBIA Insured) (Liquidity
 Facility Citibank, NA) (d)  6,200,000  6,200,000
New Jersey Trans. Auth. Sys. Bonds:
 Participating VRDN, Series 1995 A, 4.60% (d)  1,540,000  1,540,000
 Series 1995 B, 5% 6/15/97  3,800,000  3,805,463
New Jersey Turnpike Auth. Turnpike Rev., Series 1991 D,
4.35% (FGIC Insured) LOC Societe Generale, France,
VRDN  7,100,000  7,100,000
New Jersey State CP:
 Series 1997 A, 3.40% 5/22/97  1,000,000  1,000,000
 Series 1997 A, 3.40% 6/11/97  2,000,000  2,000,000
 Series 1997 A, 3.40% 5/6/97  500,000  500,000
 Series 1997 A, 3.30% 5/12/97  5,000,000  5,000,000
 Series 1997 A, 3.60% 5/15/97  2,500,000  2,500,000
 Series 1997 A, 3.30% 5/21/97  7,600,000  7,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey State CP: - continued
 Series 1997 A, 3.65% 6/10/97 $ 3,000,000 $ 3,000,000
 Series 1997 A, 3.65% 6/12/97  8,000,000  8,000,000
 Series 1997 A, 3.70% 6/12/97  7,000,000  7,000,000
Newark Gen. Impt. Gen. Oblig. Bonds 5% 10/1/97
(MBIA Insured)  800,000  804,496
North Brunswick BAN 4.50% 8/29/97  3,320,000  3,326,512
North Plainfield BAN 4.50% 6/20/97  2,000,000  2,001,184
Ocean City BAN 4.25% 6/20/97  2,616,000  2,617,275
Ocean County BAN 4.50% 6/12/97  2,600,000  2,601,581
Passaic County:
 BAN 4.10% 9/26/97  1,381,000  1,383,716
 BAN 4.50% 4/3/98  7,000,000  7,037,938
 BAN 3.95% 9/3/97 (MBIA Insured)  800,000  800,000
Pennington BAN 4.50% 6/27/97  540,750  541,155
Pennsauken Township BAN 4.10% 9/26/97  2,100,000  2,100,239
Pequannock Township BAN 4% 12/4/97  1,300,000  1,302,605
Readington BAN 4% 5/2/97  1,100,000  1,100,012
Roselle Park BAN 4.50% 10/16/97  1,700,000  1,704,742
Salem County Poll. Cont. Fin. Auth.:
 Rfdg. Rev. (Public Service Electric & Gas) Series1997, 3.80%
 (MBIA Insured) (SBPA Swiss Bank Corp.) VRDN (c) 3,500,000 3,500,000 Bonds (Philadelphia Electric Co.) Series 1993 A, 3.50%,
 variable tender 7/14/97 LOC Toronto Dominion (c) 2,000,000 2,000,000 Somerset County Ind. Poll. Cont. Fing. Auth. Rev.,
(Minnesota Mining & Manufacturing 3M) Series 1982,
4.35%, VRDN (c)  100,000  100,000
Sussex County BAN 4% 2/10/98  4,000,000  4,010,525
Upper Freehold BAN 4.50% 10/16/97  900,000  902,270
Vernon Township Board of Ed. BAN 4.25% 12/5/97  2,750,000  2,759,017
Verona Township BAN 4.10% 11/19/97  2,000,000  2,004,482
Voorhees BAN 4.50% 8/6/97  1,000,000  1,001,406
Wall Township BAN:
 4.50% 6/26/97  2,100,000  2,101,703
 4.125% 3/20/98  2,200,000  2,206,364
West Windsor Plainsboro BAN Reg'l. School Dist. 4%
2/10/98  2,700,000  2,708,139
Woodbridge Township BAN:
 3.91% 7/2/97  14,000,000  14,002,848
 3.96% 8/1/97  19,500,000  19,521,253
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Willingboro BAN 4.50% 6/26/97 $ 2,000,000 $ 2,001,474
  432,234,183
NEW YORK & NEW JERSEY - 12.5%
New York & New Jersey Port. Auth.:
 Equipment Notes Rev. Series 1996-3, 4.65%, VRDN  5,000,000  5,000,000
 Equipment Notes Rev. Series 1996-5, 4.65%, VRDN  4,800,000  4,800,000
 Equipment Notes Rev. Series 1997 1B, 4.65%, VRDN  3,200,000  3,200,000
 Participating VRDN, Series PA-67, 4.55% (Liquidity
 Facility Merrill Lynch & Co.) (d)  2,080,000  2,080,000
 Participating VRDN, Series GS-52, 4.60% (Liquidity
 Facility Societe Generale, France) (c)(d) 5,100,000 5,100,000 Participating VRDN, Series 1997, 4% (d) 2,100,000 2,100,000
 Rev. Series 1991, 4.375%, VRDN (c)  6,400,000  6,400,000
 Rev. Series 1992, 4.50%, VRDN  6,900,000  6,900,000
 Rev. Series 1995, 4.50%, VRDN (c)  10,500,000  10,500,000
 Rev. Series 1995-1, 4.65%, VRDN  5,000,000  5,000,000
 Spl. Oblig. Rev. Bonds Versatile Structure Series 5,
 3.95%, VRDN (BPA Bayerische Landesbank)  2,000,000  2,000,000
 Spl. Oblig. Rev. Bonds Versatile Structure Series 1,
 4.10%, VRDN (c)  10,600,000  10,600,000
  63,680,000
PUERTO RICO - 1.6%
Puerto Rico Commonwealth Pub. Impt. Participating VRDN:
 Series BT-165, 4.57% (Liquidity Facility Bankers Trust Co.) (d) 5,814,000 5,814,000
 Series PT-63, 4.35% (Liquidity Facility Bayerische
 Hypotheken-und Weschel Bank) (d)  2,000,000  2,000,000
Puerto Rico, University of, Sys. Rev. Bonds Series M,
4.35% LOC Societe Generale, France, VRDN (d)  600,000  600,000
  8,414,000
 SHARES
OTHER - 1.2%
Municipal Central Cash Fund (e)(f)  6,000,000  6,000,000
TOTAL INVESTMENTS - 100%  $ 510,328,183
Total Cost for Income Tax Purposes  $ 510,328,183
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,800,000 or 1.3% of net assets.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Provides evidence of ownership in one or more underlying municipal bonds.
5. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of it most recent fiscal period end is available upon request.
6. At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.30% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At October 31, 1996, the fund had a capital loss carryforward of approximately $42,000 of which $24,000, $16,000 and $2,000 will expire on October 31, 2001, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                      $ 510,328,183
See accompanying schedule

Cash                                                                       146,876

Interest receivable                                                        5,008,077

 TOTAL ASSETS                                                              515,483,136

LIABILITIES

Payable for investments purchased                           $ 2,151,476

Share transactions in process                                183,571

Distributions payable                                        36,624

Accrued management fee                                       151,636

Other payables and accrued expenses                          8,006

 TOTAL LIABILITIES                                                         2,531,313

NET ASSETS                                                                $ 512,951,823

Net Assets consist of:

Paid in capital                                                           $ 512,996,503

Accumulated net realized gain (loss) on investments                        (44,680)

NET ASSETS, for 512,996,503 shares outstanding                            $ 512,951,823

NET ASSET VALUE, offering price and redemption price per                   $1.00
share ($512,951,823 (divided by) 512,996,503 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INTEREST INCOME                                                                   $ 9,057,792

EXPENSES

Management fee                                                      $ 1,294,347

Non-interested trustees' compensation                                9,625

 Total expenses before reductions                                    1,303,972

 Expense reductions                                                  (396,315)     907,657

NET INTEREST INCOME                                                                8,150,135

REALIZED AND UNREALIZED GAIN (LOSS)                                                (29,637)
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                                    (31)
accretion
of market discount

NET GAIN (LOSS)                                                                    (29,668)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $ 8,120,467


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS         YEAR ENDED
                                                           ENDED APRIL 30,    OCTOBER 31,
                                                           1997               1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 8,150,135        $ 15,706,716
Net interest income

 Net realized gain (loss)                                   (29,637)           (2,397)

 Increase (decrease) in net unrealized gain from            (31)               (271)
accretion of market discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            8,120,467          15,704,048
FROM OPERATIONS

Distributions to shareholders from net interest income      (8,150,135)        (15,706,716)

Share transactions at net asset value of $1.00 per share    285,228,342        467,177,945
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     7,968,202          15,280,700

 Cost of shares redeemed                                    (285,090,085)      (447,414,948)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           8,106,459          35,043,697
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   8,076,791          35,041,029

NET ASSETS

 Beginning of period                                        504,875,032        469,834,003

 End of period                                             $ 512,951,823      $ 504,875,032


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

Income from                     .016        .032        .036        .024        .021        .032
Investment
Operations
Net interest income



Less Distributions

 From net interest              (.016)      (.032)      (.036)      (.024)      (.021)      (.032)
 income

Net asset value,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
end of period

TOTAL RETURN B, C               1.56%       3.24%       3.65%       2.45%       2.17%       3.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 512,952   $ 504,875   $ 469,834   $ 395,935   $ 313,477   $ 349,212
period (000 omitted)

Ratio of expenses to            .35% A      .35%        .31%        .28%        .44%        .29%
average net assets             , D         D           D           D           D           D

Ratio of expenses to            .35% A      .34%        .31%        .28%        .44%        .29%
average net assets                         E
after expense
reductions

Ratio of net interest           3.13% A     3.20%       3.59%       2.44%       2.15%       3.20%
income to average
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS)
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




5. SIGNIFICANT ACCOUNTING POLICIES.
Spartan New Jersey Municipal Money Market Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Dividends are declared daily and paid monthly from net interest income. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
6. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
7. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $3,717 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
8. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets. For the period, the reimbursement reduced the expenses by $390,091.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $6,224 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Scott Orr, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE